UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3104
                                                      --------
                           Centennial Tax Exempt Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30
                                                 -------
                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

June 30, 2008

Centennial                                                         Annual Report
Tax Exempt Trust                                                        and
                                                                     Management
                                                                    Commentaries

TRUST EXPENSES

TRUST EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                        5 | CENTENNIAL TAX EXEMPT TRUST

TRUST EXPENSES Continued

                                 BEGINNING          ENDING         EXPENSES
                                  ACCOUNT          ACCOUNT        PAID DURING
                                   VALUE            VALUE       6 MONTHS ENDED
ACTUAL                        JANUARY 1, 2008   JUNE 30, 2008    JUNE 30, 2008
------                        ---------------   -------------   --------------
HYPOTHETICAL                     $1,000.00        $1,008.90          $3.20
(5% return before expenses)
                                  1,000.00         1,021.68           3.22

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2008 is as follows:

EXPENSE RATIO
-------------
    0.64%


The expense ratio reflects reduction to custodian fees. The "Financial Highlights" table in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.


                        6 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS June 30, 2008

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--100.8%
ALABAMA--2.7%
AL IDAU RB, Scientific Utilization Project, Series 1996, 2.16%(1)       $   810,000   $      810,000
AL IDAU RB, Well Built Cabinet, Inc. Project, 1.81%(1)                      220,000          220,000
AL IDAU RB, Whitesell Project, 1.90%(1)                                   1,085,000        1,085,000
Autauga Cnty., AL IDAU RB, Marshall Prattville, 1.91%(1)                  2,205,000        2,205,000
Berry, AL IDAU RB, Berry Wood Products LLC, 2.30%(1)                        725,000          725,000
Birmingham, AL Medical Clinic Board RB, University of Alabama
   Health Service Facilities, Series 1998, 1.53%(1)                      11,525,000       11,525,000
Birmingham, AL Special Care Facilities FAU RB, United Cerebral
   Palsy Project, 1.61%(1)                                                1,610,000        1,610,000
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd. Expansion
   Project, Series 1998, 1.86%(1)                                         2,500,000        2,500,000
Cullman Cnty., AL SWD Authority RB, Cullman Environmental, Inc.
   Project, Series 2003-A, 2.30%(1)                                       1,440,000        1,440,000
Fairhope, AL AA Airport Improvement RB, Series 2007, 1.86%(1)             8,845,000        8,845,000
Florence, AL IDB IDV RB, Nichols Wire, Inc. Project, Series A,
   1.90%(1)                                                               2,535,000        2,535,000
Gardendale, AL MH RRB, Ascot Place Apts., 1.52%(1)                        1,465,000        1,465,000
Gardendale, AL MH RRB, Meadow Wood Apts., 1.52%(1)                        1,484,000        1,484,000
Gardendale, AL MH RRB, Woodbrook Apts. Project, 1.52%(1)                  2,925,000        2,925,000
Hoover, AL MH RB, Royal Oaks Apts. Project, Series 2004, 1.60%(1)         5,200,000        5,200,000
Lee Cnty., AL IDAU RB, LifeSouth Community Blood Centers, Inc.
   Project, 1.58%(1)                                                        345,000          345,000
Mobile, AL IDB RB, HighProv LLC Project 2006, 1.86%(1)                    6,000,000        6,000,000
Montgomery, AL IDB RB, Asphalt Contractors, Inc., 1.90%(1)                  200,000          200,000
Shelby Cnty., AL Economic & IDAU RB, M.D. Henry Co., Inc. Project,
   2.55%(1)                                                                 625,000          625,000
Spanish Fort, AL RA RB, MACON Trust Certificates Series 2007-306,
   1.59%(1, 2)                                                            4,295,000        4,295,000
Tuscaloosa Cnty., AL BOE RB, Series 97-B, 1.61%(1)                          900,000          900,000
Tuscaloosa Cnty., AL IDAU RB, Gulf Opportunity Zone Hunt Refining
   Project, Series 2007, 1.71%(1)                                        10,000,000       10,000,000
                                                                                      --------------
                                                                                          66,939,000

ARIZONA--2.7%
AZ First Matrix Charter School Trust II Pass-Through Certificates,
   Series 2005, Cl. A, 1.75%(1, 2)                                       11,681,000       11,681,000
AZ HFAU Hospital System RB, BNP Paribas STARS Certificate Trust-
   Series 2007-8, 1.71%(1, 2)                                            12,450,000       12,450,000
Chandler, AZ IDAU RB, Tri-City Baptist Church Project, Series 2007,
   1.63%(1)                                                               5,200,000        5,200,000
Phoenix, AZ Civic Improvement Corp. WS BANs, Series 2007A, 1.60%,
   9/4/08                                                                 5,000,000        5,000,000
Phoenix, AZ IDAU RB, Pilgrim Rest Foundation, Inc. Project, Series A,
   1.80%(1)                                                               4,500,000        4,500,000
Phoenix, AZ IDAU Student Hsg. RB, MSTFC Series 2079, 1.61%(1, 2)          9,745,000        9,745,000


                        F1 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
ARIZONA Continued
Pima Cnty., AZ GOUN, P-Floats Series PZ-195, 1.57%(1, 2)                $10,720,000   $   10,720,000
Tempe, AZ IDAU MH RB, P-Floats Series MT-067, 1.69%(1, 2)                 8,295,000        8,295,000
                                                                                      --------------
                                                                                          67,591,000

CALIFORNIA--4.5%
CA GOUN, Series DC8035, 1.57%(1, 2)                                      15,000,000       15,000,000
CA GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DB-363, 1.53%(1, 2)     3,480,000        3,480,000
CA GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DBE-637, 1.62%(1, 2)   20,860,000       20,860,000
CA Northstar Community Housing Corp. RB, MH Project, Series 2006A,
   1.55%(1)                                                               3,000,000        3,000,000
CA SCDAU MH RRB, PTTR, IAC Project, Series 2680, 1.65%(1, 2)             18,000,000       18,000,000
CA SCDAU RB, MSTFC Series 2008-2742, 1.61%(1, 2)                          5,010,000        5,010,000
Foothill-De Anza, CA Community College District GOUN, Series 1844,
   1.61%(1, 2)                                                           26,000,000       26,000,000
Irvine, CA USD SPTX Bonds, Austin Trust Certificates- Series BOA 315,
   1.62%(1, 2)                                                            1,575,000        1,575,000
Los Angeles, CA Water & Power RB, ETET Series 2006-0010, Cl. A,
   1.56%(1, 2)                                                            6,000,000        6,000,000
Oxnard, CA FAU Water RB, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0085, 1.58%(1, 2)                             3,000,000        3,000,000
San Bernardino, CA GOUN, Austin Trust Certificates- Series 2008-1072,
   1.56%(1, 2)                                                            3,865,000        3,865,000
San Diego, CA PFFAU Water RB, PTTR, Series 2595, 1.55%(1, 2)              6,445,000        6,445,000
                                                                                      --------------
                                                                                         112,235,000

COLORADO--5.5%
Arista, CO Metro District Special Ltd. RB, Broomfield Event Center
   Parking Project, Series 2006A, 1.65%(1)                                4,980,000        4,980,000
Aurora, CO Centretech Metropolitan District Improvement REF GOUN,
   Series A, 1.55%(1)                                                     3,535,000        3,535,000
Brighton, CO Crossing Metro District No. 4 RB, Series 2004, 1.67%(1)      5,000,000        5,000,000
CO Centerra Metropolitan District No. 1 Improvement RRB, 1.60%(1)        14,000,000       14,000,000
CO ECFA RB, St. Mary's Academy Project, Series 1999, 1.70%(1)             2,895,000        2,895,000
CO Harvest Junction Metropolitan District GOLB, 1.60%(1)                  2,600,000        2,600,000
CO HFA ED RB, Certex Co. Project, Series 2007, 1.75%(1)                   2,200,000        2,200,000
CO HFA ED RB, YRC LLC Project, Series 2005, 1.75%(1)                      1,530,000        1,530,000
CO Park 70 Metropolitan District GOLB, 1.80%, 12/1/08(3)                  4,075,000        4,075,000
CO Regional Transportation District Sales Tax RB,
   ETET Series 2006-0120, Cl. A, 1.61%(1, 2)                              1,510,000        1,510,000
Colorado Springs, CO SPO RB, Heating & Plumbing Engineers Project,
   1.75%(1)                                                               2,100,000        2,100,000
Commerce City, CO GOUN, Northern Infrastructure General
   Improvement District, Series 2006, 1.55%(1)                            9,650,000        9,650,000


                        F2 | CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
COLORADO Continued
Concord Metro District, CO REF GOB, Improvement Projects, Series
   2004, 3.50%, 12/1/08(3)                                              $ 2,500,000   $    2,500,000
Cornerstar Metro District, CO Special RB, Series 2007, 1.63%(1)           6,500,000        6,500,000
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown
Denver Project, Series A-1, 1.60%(1)                                      4,000,000        4,000,000
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown
Denver Project, Series C, 1.60%(1)                                        8,000,000        8,000,000
Denver, CO Urban Renewal Authority Tax Increment RRB, Stapleton
Project, Series A-1, 1.57%(1)                                             4,000,000        4,000,000
Ebert Metro District, CO Securitization Trust GOLB,
Series 2004-S1, Cl. A2, 1.67%(1)                                          8,500,000        8,500,000
Ebert Metro District, CO Securitization Trust RB, Series 2005-S1,
Cl. A2, 1.67%(1, 2)                                                       3,000,000        3,000,000
Jefferson Cnty., CO SDI No. R-001 GOUN, PTTR, Series 2691, 1.63%(1, 2)    5,080,000        5,080,000
Midcities Metro District No. 1, CO RRB, Series 2004A, 1.60%(1)           14,420,000       14,420,000
Parker, CO Automotive Metro District GOLB, Series 2005, 3.50%(1)          4,510,000        4,510,000
Prairie Center Metro District No. 3, CO RB, Austin Trust
   Certificates-Series BOA 2007-319, 1.59%(1, 2)                          9,810,000        9,810,000
Westminster, CO MH RB, P-Floats Series MT-068, 1.74%(1, 2)               14,670,000       14,670,000
                                                                                      --------------
                                                                                         139,065,000

CONNECTICUT--0.8%
CT RB, Austin Trust Certificates-Series 2008-352, 1.57%(1, 2)            19,870,000       19,870,000
                                                                                      --------------
DELAWARE--0.5%
DE EDAU RB, Catholic Diocese of Wilmington Project, Series 2002,
   1.55%(1)                                                              11,300,000       11,300,000
                                                                                      --------------
FLORIDA--5.2%
Brevard Cnty., FL IDV RB, Designers Choice Cabinetry, Series 2006,
   1.80%(1)                                                               1,870,000        1,870,000
Brevard Cnty., FL RB, Holy Trinity Episcopal Academy, Series 1999,        1,530,000        1,530,000
1.57%(1)
Clay Cnty., FL DAU Educational Facilities RB, St. John's Country Day
   School Project, Series 2002, 1.53%(1)                                  2,995,000        2,995,000
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A,
   1.70%(1)                                                               2,460,000        2,460,000
Coral Gables, FL HFAU Hospital RB, Baptist Health of South Florida,
   5%, 8/15/08                                                            1,000,000        1,001,878
Dade Cnty., FL IDAU RB, U.S. Holdings, Inc. Project, Series 1996A,
   1.98%(1)                                                               1,200,000        1,200,000
Duval Cnty., FL School Board COP, Reset Option Certificates II-R
   Trust-Series 11305, 1.60%(1, 2)                                       11,450,000       11,450,000
FL Capital Projects FAU RB, Capital Projects Loan Program, Series
   1997A, 1.65%(1)                                                        1,030,000        1,030,000
FL Development Finance Corp. IDV RRB, Charlotte Community Project,
   Series 2001A3, 1.58%(1)                                                1,190,000        1,190,000
FL Higher Educational Facilities FAU RRB, Flagler College Project,
   Series 2005, 1.53%(1)                                                  5,295,000        5,295,000


                        F3 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
FLORIDA Continued
FL Local Government Finance Commission RB, Series A, 1.70%, 9/9/08      $ 3,449,000   $   3,449,000
Fort Pierce, FL HF RB, New Horizons, 1.63%(1)                             2,285,000       2,285,000
Gulfstream Park, FL CDD SPAST RB, Goldman Sachs Pool
   Trust-Series 2008-2G, 1.58%(1, 2)                                     12,060,000      12,060,000
Jacksonville, FL ED Commission RB, Goodwill Industries
   North Florida Project, Series 3, 1.57%(1)                              3,470,000       3,470,000
Jacksonville, FL EDLFA RB, Edward Waters College Project,
   Series 2001, 1.52%(1)                                                  1,455,000       1,455,000
Jacksonville, FL IDV RB, University of Florida Health Science Center
   Project 1989, 1.80%(1)                                                 2,100,000       2,100,000
Lake Cnty., FL Capital Improvement RB, SPEARS Deutsche
   Bank/Lifers Trust-Series DB-492, 1.60%(1, 2)                           7,000,000       7,000,000
Miami-Dade Cnty., FL EDLFA RB, MSTFC Series 2008-27 1.61%(1, 2)           7,410,000       7,410,000
Miami-Dade Cnty., FL EDLFA RRB, MSTFC Series 2006-2055, 1.61%(1, 2)      10,145,000      10,145,000
Miami-Dade Cnty., FL IDAU RB, United Way of Miami-Dade,
   Inc. Project, Series 2008, 1.52%(1)                                    5,000,000       5,000,000
Miami-Dade, FL SPO RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-538, 1.58%(1, 2)                                      2,265,000       2,265,000
Orange Cnty., FL HFAU RB, Presbyterian Retirement
   Communities Project, Series A, 1.60%(1)                                5,300,000       5,300,000
Orange Cnty., FL IDAU RB, Independent Blood & Tissue
   Services of Florida, Series 2002, 1.53%(1)                             2,530,000       2,530,000
Orange Cnty., FL IDAU RB, Trinity Preparatory School,
   Series 1998, 1.57%(1)                                                    800,000         800,000
Orange Cnty., FL School Board COP, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-553, 1.58%(1, 2)                                      3,445,000       3,445,000
Palm Beach, FL School Board COP, PTTR, Series 2089, 1.63%(1, 2)           1,445,000       1,445,000
Panama City Beach, FL TXAL Bonds, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0129, 1.58%(1, 2)                             8,045,000       8,045,000
Pinellas Cnty., FL EDLFA RRB, Series 1985, 1.40%, 7/8/08                 11,700,000      11,700,000
Sarasota Cnty., FL Public Hospital District RRB, Sarasota Memorial
   Hospital Project, Series 2007B, 1.52%(1)                               3,000,000       3,000,000
Sarasota Cnty., FL RB, Sarasota Family YMCA Project, 1.50%(1)             1,760,000       1,760,000
St. John's, FL Water Management District Land Acquisition RRB,
   Series 2005, 3.25%, 7/1/08                                               500,000         500,000
University Athletic Assoc., Inc., FL Capital Improvement RB,
   University of Florida Stadium, 3.30%, 10/1/08(3)                       1,450,000       1,449,944
University of North Florida Financing Corp. RB, SPEARS Deutsche Bank/
   Lifers Trust-Series DBE-594, 1.58%(1, 2)                               5,305,000       5,305,000
                                                                                      -------------
                                                                                        131,940,822


                        F4 | CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
GEORGIA--4.3%
Atlanta, GA Urban Residential FAU MH RB, Parcel 25 Project,
   Series A, 1.62%(1)                                                   $ 2,310,000   $   2,310,000
Augusta, GA WSS RRB, PTTR, Series 2621, 1.63%(1)                          4,780,000       4,780,000
Bibb Cnty., GA DAU RB, Methodist Homes of South Georgia Conference
   Project, 1.58%(1)                                                        800,000         800,000
Clayton, GA HA RANs, Southern Regional Medical Center
   Project, Series 1998B, 1.53%(1)                                       28,075,000      28,075,000
Cobb Cnty., GA HA RANs, Equipment Pool Project, Series 2006, 1.57%(1)     1,100,000       1,100,000
DeKalb Cnty., GA DAU IDV RB, A.G. Rhodes Home, Inc. Project, 1.53%(1)     2,350,000       2,350,000
DeKalb Cnty., GA HAU MH RB, Crow Wood Arbor Assn., 1.52%(1)               1,760,000       1,760,000
DeKalb Cnty., GA HAU MH RRB, Stone Mill Run Apts. Project,
   Series 2000, 1.85%(1)                                                  1,310,000       1,310,000
DeKalb, Newton, & Gwinnett Cntys., GA Joint Development RB,
   GPC Real Estate Student, 1.52%(1)                                      3,760,000       3,760,000
Fulton Cnty., GA DAU RB, Lovett School Project, 1.53%(1)                  8,000,000       8,000,000
Fulton Cnty., GA DAU RB, Piedmont Healthcare, Inc., 1.53%(1)              1,800,000       1,800,000
Fulton Cnty., GA DAU RB, Trinity School, Inc. Project, 1.53%(1)           1,000,000       1,000,000
GA GOUN, MSTFC Series 1881, 1.20%(1, 4)                                  11,560,000      11,560,000
GA GOUN, Series 1993C, 5.25%, 7/1/08                                        740,000         740,000
GA GOUN, Series 1995D, 6.25%, 9/1/08                                      2,000,000       2,012,356
GA GOUN, Series 1996B, 6.25%, 4/1/09                                        500,000         516,327
GA GOUN, Series 1997C, 6.25%, 8/1/08                                        410,000         411,244
GA GOUN, Series 2006D, 4.50%, 7/1/08                                        500,000         500,000
GA GOUN, Series B, 5%, 7/1/08                                             1,000,000       1,000,000
GA GOUN, Series B, 5%, 7/1/08                                               600,000         600,000
GA Private Colleges & Universities Authority RRB, Mercer University
   Project, Series 2006A, 1.65%(1)                                        5,540,000       5,540,000
GA Private Colleges & Universities Authority RRB, Mercer University
   Project, Series 2006C, 1.65%(1)                                        8,750,000       8,750,000
GA REF GOUN, Reset Option Certificates II-R Trust-Series 11491,
   1.55%(1)                                                               4,000,000       4,000,000
Gwinnett Cnty., GA HA RANs, Gwinnett Hospital System, Inc. Project,
   Series 2008B, 1.50%(1)                                                 9,000,000       9,000,000
Macon-Bibb Cnty., GA HA RANs, Medical Center of Central Georgia,
   1.53%(1)                                                               1,100,000       1,100,000
Roswell, GA HAU MH RRB, Azalea Park Apts., 1.57%(1)                       4,100,000       4,100,000
Thomasville, GA HA RANs, John D. Archbold Hospital, 1.53%(1)              1,200,000       1,200,000
                                                                                      -------------
                                                                                        108,074,927
IDAHO--0.3%
Cassia Cnty., ID IDC RB, East Valley Cattle LLC Project, 1.75%(1)         7,000,000       7,000,000
Hailey, ID IDC RB, Rocky Mountain Hardware Project, Series 2006,
   1.75%(1)                                                               1,210,000       1,210,000
                                                                                      -------------
                                                                                          8,210,000


                        F5 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
ILLINOIS--4.8%
Chicago, IL Board of Education GOUN, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-653, 1.58%(1, 2)                                    $ 8,615,000   $   8,615,000
Chicago, IL O'Hare International Airport RB, SPEARS Deutsche
   Bank/Lifers Trust-Series DBE-534, 1.58%(1, 2)                          2,285,000       2,285,000
Chicago, IL O'Hare International Airport RRB, PTTR, Series 2500,
   1.63%(1, 2)                                                            3,010,000       3,010,000
Chicago, IL O'Hare International Airport RRB, PTTR, Series 2501,
   1.63%(1, 2)                                                            1,850,000       1,850,000
Chicago, IL RB, Boys & Girls Clubs of Chicago Project, Series 2000,
   3.05%(1)                                                                 600,000         600,000
Crestwood, IL Tax Increment RB, Series 2004, 1.61%(1)                    14,370,000      14,370,000
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 1.65%(1)           3,125,000       3,125,000
Hamilton Memorial Hospital, IL RB, 1.61%(1)                              18,500,000      18,500,000
IL DFA IDV RB, Knead Dough Baking Co. Project, 2.55%(1)                     800,000         800,000
IL DFA RB, Chicago Educational TV Assn., Series 1994A, 1.80%(1)           1,500,000       1,500,000
IL DFA RB, Foundation for Safety Project, Series 1992, 1.55%(1)           4,750,000       4,750,000
IL DFA RB, Oak Crest Residence Project, Series 2000, 2.30%(1)             2,800,000       2,800,000
IL DFA RB, Shelby Memorial Hospital Assn., Inc., Series 1999B-1,
   1.70%(1)                                                               3,325,000       3,325,000
IL FAU IDV RB, E. Kinast Project, Series 2005A, 2.53%(1)                    700,000         700,000
IL FAU RB, Sauk Valley Community College Project, Series 2004A,
   1.60%(1)                                                               6,725,000       6,725,000
IL HFAU RB, Swedish Covenant Hospital, 1.45%(1)                           5,875,000       5,875,000
IL PCFAU RRB, Commonwealth Edison Co., Series 2008 D, 1.50%(1)            8,000,000       8,000,000
IL SDI No. 308 GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DB-651,
   1.58%(1, 2)                                                            6,455,000       6,455,000
Lake Zurich, IL IDV RB, Rose Road LLC Project, Series 2004, 2.55%(1)        400,000         400,000
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985B, 1.76%(1)       15,330,486      15,330,486
Schaumburg, IL MH RRB, Treehouse II Apts. Project, 1.80%(1)               5,210,000       5,210,000
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 1.65%(1)           800,000         800,000
Wheeling, IL Industrial Project RB, V-S Industries, Inc. Project,
   1.95%(1)                                                               1,200,000       1,200,000
Will Cnty., IL Community High SDI No. 210 Lincoln-Way GOUN,
   Reset Option Certificates II-R Trust-Series 631, 1.61%(1, 2)           4,355,000       4,355,000
                                                                                      -------------
                                                                                        120,580,486

INDIANA--3.1%
Brownstown District, IN School Building Corp. First Mortgage RB,
   Series 1999, 4.55%, 7/1/08                                               300,000         307,052
Carmel, IN RED District Tax Increment RB, Merchants' Pointe Project,
   Series 2001A, 1.64%(1)                                                   590,000         590,000
Hammond, IN ED RB, Castle & Co. Project, Series 1994, 2.55%(1)              300,000         300,000
IN DFA ED RB, IVC Industrial Coatings, Inc. Project, 2.55%(1)             1,465,000       1,465,000
IN EDLFA RB, Indiana Wesleyan University Project, Series B, 1.55%(1)      1,000,000       1,000,000
IN EDLFA RB, University of Evansville Project, Series 2001B, 1.81%(1)       500,000         500,000
IN FAU Highway RRB, P-Floats Series PT-3986, 1.56%(1, 2)                 10,035,000      10,035,000


                        F6 | CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
INDIANA Continued
IN FAU RB, Educational Facilities University of Indianapolis
   Project, 1.57%(1)                                                    $ 6,900,000   $    6,900,000
IN H&EFA RRB, PTTR, Series 2842, 1.60%(1, 2)                             13,645,000       13,645,000
IN HFFAU Hospital RB, Community Hospitals Project, Series B, 1.55%(1)       590,000          590,000
IN HFFAU RB, Ascension Health, Series 2003E-6, 1.75%, 11/15/08(3)         7,125,000        7,125,000
IN HFFAU RB, Clark Memorial Hospital Project, Series 2001, 1.55%(1)       6,840,000        6,840,000
IN HFFAU RRB, Ascension Health, Series 2002F, 5.50%, 11/15/08               500,000          503,576
IN Multi-School Building Corp. RRB, Eclipse Funding Trust Solar
   Eclipse Certificates-Series 2007-0026, 1.58%(1, 2)                     4,435,000        4,435,000
Indianapolis, IN ED RB, Visiting Nurse Service Foundation, 1.75%(1)         965,000          965,000
Mt. Vernon of Hancock Cnty., IN RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-584, 1.58%(1, 2)                                      9,420,000        9,420,000
St. Joseph Cnty., IN ED RB, Hannah & Friends Project, 1.60%(1)            2,210,000        2,210,000
Valpraiso, IN ED RB, Pines Village Retirement Community Project,
   Series 2008, 1.62%(1)                                                 10,595,000       10,595,000
                                                                                      --------------
                                                                                          77,425,628

IOWA--0.1%
Le Mars, IA IDV RB, Feuerhelm Properties LP Project, Series 2000A,
   1.75%(1)                                                               1,850,000        1,850,000
                                                                                      --------------
KANSAS--0.1%
Wichita, KS Recreational Facilities RB, YMCA of Wichita Project,
   Series XI 1998, 1.60%(1)                                               3,300,000        3,300,000
                                                                                      --------------
KENTUCKY--2.1%
Bath Cnty., KY Industrial Building RB, Cintas Sales Corp. Project,
   Series 1992, 1.81%(1)                                                    420,000          420,000
Christian Cnty., KY Assn. of Cntys. Leasing Trust RB, Series B,
   1.70%(1)                                                               2,000,000        2,000,000
Hancock Cnty., KY Industrial Building RRB, Southwire Co. Project,
   Series 1992A, 1.65%(1)                                                10,000,000       10,000,000
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998, 1.85%(1)         7,815,000        7,815,000
KY TUAU ED Road RRB, Revitalization Project, 5.75%, 7/1/08                1,000,000        1,000,000
Louisville & Jefferson Cnty., KY RB, Eclipse Funding Trust Solar
   Eclipse Certificates-Series 2006-0087, 1.58%(1, 2)                     8,755,000        8,755,000
Louisville & Jefferson Cnty., KY RRB, Reset Option Certificates II-R
   Trust-Series 672CE, 1.59%(1, 2)                                        3,565,000        3,565,000
Montgomery Cnty., KY Industrial Building RB, Connecticut Fineblanking
   Corp. Project, 1.72%(1)                                                2,000,000        2,000,000
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project,
   Series 2004, 1.80%(1)                                                  5,000,000        5,000,000
Oldham Cnty., KY Industrial Building RB, Parts Unlimited, Inc.
   Project, Series 2005, 1.91%(1)                                         1,963,000        1,963,000
Somerset, KY Industrial Building RB, Tibbals Flooring Co. Project,
   Series 1989, 1.90%(1)                                                 10,000,000       10,000,000
                                                                                      --------------
                                                                                          52,518,000


                        F7 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
LOUISIANA--1.6%
LA HFA MH RB, Walmsley Housing Corp. Project, Series 2004, 1.60%(1)     $ 2,300,000   $    2,300,000
LA Local Government Environmental Facilities CDAU RB, Hollybrook
   Cottonseed Processing, 1.75%(1)                                        1,800,000        1,800,000
LA Local Government Environmental Facilities CDAU RB,
   Hollybrook Enterprises LLC, 1.75%(1)                                   2,240,000        2,240,000
LA Local Government RB, SPEARS Deutsche Bank/Lifers Trust-Series
   DBE-656, 1.58%(1, 2)                                                  10,495,000       10,495,000
LA Public FA Hospital RRB, Franciscan Missionaries, Series A,
   5.50%, 7/1/08                                                            915,000          915,000
LA Public FA RB, Blood Center Properties, Inc. Project, 2.30%(1)          1,000,000        1,000,000
LA Public FA RB, Municipal Trust Securities, Series 4000, 1.63%(1, 2)     4,240,000        4,240,000
LA Public FA RRB, BNP Paribas STARS Certificate Trust-Series
   2006-153, 1.63%(1, 2)                                                  2,185,000        2,185,000
Monroe, LA Sales & Use Tax RRB, Series 2007A, 1.62%(1)                    2,700,000        2,700,000
St. John Baptist Parish, LA RB, MSTFC Series 2006-2116, 1.61%(1, 2)      12,270,000       12,270,000
                                                                                      --------------
                                                                                          40,145,000

MAINE--0.2%
Biddeford, ME RB, DK Assoc. LLC & Volk Packaging Corp. Project,
   1.72%(1)                                                                 400,000          400,000
Dover-Foxcroft, ME RB, Pleasant River Lumber Co., Series 2002,
   1.91%(1)                                                               1,600,000        1,600,000
ME FAU RB, Kents Hill School, Series 2006, 1.60%(1)                       2,375,000        2,375,000
                                                                                      --------------
                                                                                           4,375,000

MARYLAND--2.2%
Baltimore Cnty., MD RB, Maryvale Prep School Facilities, Series
   2005A, 1.21%(1)                                                        2,940,000        2,940,000
MD EDC RB, Goodwill Industries Project, Series 1999, 1.53%(1)             2,075,000        2,075,000
MD EDC RRB, YMCA of Central MD, Inc. Project, 1.61%(1)                    2,465,000        2,465,000
MD HE&HFA RB, Howard County General Hospital, Series 2008, 1.52%(1)       6,000,000        6,000,000
MD HE&HFA RB, Woodmont Academy, 1.62%(1)                                  3,775,000        3,775,000
MD HE&HFA RRB, University of MD Medical System, Series 2008E, 1.50%(1)    6,800,000        6,800,000
MD Health & HEFAU RB, Sheppard Pratt Health, Series 2003B, 1.53%(1)       5,000,000        5,000,000
MD Transportation Authority RB, Transportation Facility Projects,
   Reset Option Certificates II-R Trust-Series 11436, 1.59%(1, 2)         4,000,000        4,000,000
Montgomery Cnty., MD Consolidated Public Improvement GOUN,
   Series 2002A, 5%, 2/1/09                                               1,240,000        1,262,996
Montgomery Cnty., MD ED RB, Sandy Spring Friends School Facility,
   Series 2004, 1.53%(1)                                                  1,000,000        1,000,000
Prince Georges Cnty., MD SPO Bonds, MSTFC Series 2128, 1.61%(1, 2)       13,710,000       13,710,000
University System of Maryland COP, College Park Business School,
   Series 2000, 1.21%(1)                                                  5,670,000        5,670,000
                                                                                      --------------
                                                                                          54,697,996


                        F8 | CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
MASSACHUSETTS--2.2%
MA DFA RB, MACON Trust Certificates Series 2007-344, 1.66%(1, 2)        $ 8,000,000   $    8,000,000
MA GOUN, PTTR, Series 2648, 1.61%(1, 2)                                   1,850,000        1,850,000
MA H&EFA RB, Harvard Vanguard Medical, MACON Trust Certificates
   Series 2007-310, 1.59%(1, 2)                                           3,450,000        3,450,000
MA Health & Education RRB, Wells Fargo Stage Trust-Series
   2008-22C, 1.61%(1, 2)                                                 23,000,000       23,000,000
MA REF GOUN, Dexia Credit Local Certificates Trust-Series
   2008-042, 1.59%(1, 2)                                                  5,005,000        5,005,000
MA REF GOUN, P-Floats Series PT-2758, 1.57%(1, 2)                         4,515,000        4,515,000
University of Massachusetts Building Authority RRB,
   Series 3, 1.53%(1)                                                    10,000,000       10,000,000
                                                                                      --------------
                                                                                          55,820,000

MICHIGAN--2.4%
Detroit, MI SDI GOUN, Series DC8032, 1.60%(1, 2)                          2,900,000        2,900,000
Detroit, MI Water Supply System RB, Reset Option Certificates II-R
   Trust-Series 11224, 1.60%(1, 2)                                        4,855,000        4,855,000
Lakewood, MI Public Schools GOUN, PTTR, Series 2624Z, 1.63%(1)            5,215,000        5,215,000
MI Comprehensive Transportation RRB, P-Floats Series
   PT-2754, 1.56%(1, 2)                                                   3,500,000        3,500,000
MI HEFA RRB, Law School Project, Series A, 1.47%(1)                       3,000,000        3,000,000
MI HOFA RB, Healthcare Equipment Loan Program, Series C,
   Subseries C-19, 1.61%(1)                                               1,000,000        1,000,000
MI HOFA RB, Reset Option Certificates II-R Trust-Series
   10317CE, 1.61%(1, 2)                                                  16,815,000       16,815,000
MI RRB, Holland Home, Series 1998, 5.75%, 7/1/08                          1,000,000        1,021,663
MI Strategic Funding Ltd. RB, Methodist Children's Home, 2.30%(1)         1,900,000        1,900,000
MI Strategic Funding Ltd. RRB, Grand Rapids Christian School,
   Series 2008, 1.59%(1)                                                  7,000,000        7,000,000
MI Strategic Funding Ltd. RRB, Spectrum Human Services, Inc.
   Project, 1.61%(1)                                                      2,855,000        2,855,000
MI Wayne State University RB, PTTR, Series 2664, 1.63%(1, 2)              1,770,000        1,770,000
Oakland Cnty., MI EDC RB, Highland United Methodist, 1.59%(1)             2,500,000        2,500,000
Oakland Cnty., MI EDC RB, Rose Hill Center, Inc. Project, 3.05%(1)          200,000          200,000
Parchment, MI SDI GOUN, PTTR, Series 2836, 1.63%(1, 2)                    4,960,000        4,960,000
                                                                                      --------------
                                                                                          59,491,663

MINNESOTA--2.5%
Anoka-Hennepin, MN ISD No. 11 REF GOUN, Series A, 5%, 2/1/09              1,500,000        1,523,890
Big Lake, MN ISD No. 727 GOUN, AAC, Series 2007A, 4%, 9/16/08             3,400,000        3,401,853
Bloomington, MN CD RB, 94th Street Associates Project,
   Series 1985, 1.60%(1)                                                  3,405,000        3,405,000
Bloomington, MN CD RB, James Avenue Associates Project,
   Series 1985, 1.60%(1)                                                  3,310,000        3,310,000
Buffalo, MN ISD No. 877 GOUN, AAC, Series A, 4.125%, 8/18/08              3,200,000        3,201,308
Cass Lake, MN ISD No. 115 GOUN, AAC, Series 2007A, 4%, 9/8/08             2,080,000        2,080,940


                        F9 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
MINNESOTA Continued
Dakota Cnty., MN Community Development Agency RB, Catholic
   Finance Corp., Series 2002, 1.80%(1)                                 $ 1,000,000   $    1,000,000
East Grand Forks, MN SWD RB, American Crystal Sugar Co. Project,
   1.75%(1)                                                               5,000,000        5,000,000
Eden Prairie, MN MH RRB, Lake Place Apts. Project, 1.65%(1)                 565,000          565,000
Fridley, MN ISD No. 14 GOUN, Tax Anticipation Certificates of
   Indebtedness, Series 2008A, 3%, 3/5/09                                 2,910,000        2,915,747
Jackson Cnty., MN Central ISD No. 2895 GOUN, AAC, Series 2007A,
   4%, 9/8/08                                                             1,585,000        1,585,716
Jenkins, MN IDV RB, Pequot Tool & Manufacturing, Inc. Project,
   Series 2007, 1.75%(1)                                                  1,035,000        1,035,000
Kittson, MN Central ISD No. 2171 GOUN, School Building,
Series 2008A, 4%, 2/1/09                                                    170,000          171,152
MN GOUN, Series 2001, 5%, 10/1/08                                         1,500,000        1,512,044
MN GOUN, Series 2003, 5%, 8/1/08                                            295,000          295,477
MN REF GOUN, Series 1998, 5%, 7/1/08                                        315,000          317,469
MN REF GOUN, Series 2004, 5%, 11/1/08                                     1,300,000        1,312,084
Park Rapids, MN ISD No. 309 GOUN, AAC, Series 2007 A, 4%, 9/23/08         5,225,000        5,228,449
Prior Lake, MN ISD No. 719 GOUN, Series A, 3%, 7/29/08                    4,600,000        4,601,047
Robbinsdale, MN ISD No. 281 GOUN, School Building, Series 2001, 5%,
   2/1/09                                                                   750,000          762,100
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992,
   1.80%(1)                                                               4,675,000        4,675,000
Roseville, MN ISD No. 623 GOUN, AAC, Series A, 4%, 9/30/08                3,000,000        3,002,001
Spring Lake Park, MN ISD No. 016 GOUN, AAC, Series A, 4%, 9/30/08         5,000,000        5,003,378
West St. Paul, MN ISD No. 197 GOUN, Tax Anticpiation Certificates of
   Indebtedness, Series 2008A, 3%, 3/19/09                                4,500,000        4,515,710
West St. Paul, MN ISD No. 197 REF GOUN, Series 2008B, 3%, 2/1/09          1,890,000        1,896,527
                                                                                      --------------
                                                                                          62,316,892

MISSISSIPPI--1.5%
MS Business Finance Corp. RB, CPS Gulfport ES OPAG LLC Project,
   Series A, 1.55%(1)                                                    12,300,000       12,300,000
MS Business Finance Corp. RB, Hattiesburg Clinic Professional Assn.
   Project, 1.61%(1)                                                      3,900,000        3,900,000
MS Business Finance Corp. RB, JKW Real Estate LLC Project, 1.62%(1)       2,145,000        2,145,000
MS Development Bank SPO RB, Morgan Keegan Municipal Products, Inc.,
   Series 2007H1, 1.80%(1)                                               10,995,000       10,995,000
Newton, MS IDV RRB, La-Z-Boy Chair Co. Project, Series 1991, 1.57%(1)     5,350,000        5,350,000
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 1.65%(1)           3,250,000        3,250,000
                                                                                      --------------
                                                                                          37,940,000

MISSOURI--1.3%
Brentwood, MO TXAL Bonds, 8300 Eager Rd. Project, Series 1-A,
   1.62%(1, 2)                                                            7,675,000        7,675,000
Jackson Cnty., MO IDA RB, Linda Hall Library Project, 1.72%(1)            6,700,000        6,700,000


                        F10 | CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
MISSOURI Continued
St. Charles Cnty., MO IDAU RB, National Cart Project,
   Series A, 1.73%(1)                                                   $   960,000   $      960,000
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens Apts.,
   Series 1992, 1.69%(1)                                                  1,765,000        1,765,000
St. Louis, MO Airport RB, Dexia Credit Local Trust
Certificates-Series 2007-004, 1.59%(1, 2)                                 4,320,000        4,320,000
St. Louis, MO DA Tudor Building RB, Austin Trust
Certificates-Series BOA 2007-309, 1.59%(1, 2)                             9,995,000        9,995,000
                                                                                      --------------
                                                                                          31,415,000

MONTANA--0.0%
Billings, MT GOUN, Series 2007A, 4.25%, 7/1/08                              175,000          175,000
                                                                                      --------------
NEBRASKA--0.5%
Omaha, NE PP District RB, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0025, 1.58%(1, 2)                            12,600,000       12,600,000
                                                                                      --------------
NEVADA--0.2%
NV Housing Division MH RB, Golden Apts. Project, Series 2007,
   1.75%(1)                                                               3,500,000        3,500,000
NV Housing Division MH RB, Southwest Village Project, Series 2005,
   1.75%(1)                                                               1,000,000        1,000,000
                                                                                      --------------
                                                                                           4,500,000

NEW JERSEY--1.3%
NJ EDAU RB, Paddock Realty LLC Project, Series 2006, 1.75%(1)             1,205,000        1,205,000
NJ EDAU RRB, Dexia Credit Local Certificates Trust-Series 005,
   1.65%(1, 2)                                                           10,855,000       10,855,000
NJ Transportation Trust Fund Authority RRB, Dexia Credit Local
   Certificates Trust-Series 2008-041, 1.60%(1, 2)                       11,110,000       11,110,000
NJ Transportation Trust Fund Authority, Series DC8033, 1.60%(1, 2)        8,445,000        8,445,000
                                                                                      --------------
                                                                                          31,615,000

NEW MEXICO--0.3%
NM FAU SFM RB, Series 2008, 2.46%, 8/1/08(3)                              7,900,000        7,900,000
                                                                                      --------------
NEW YORK--3.2%
Erie Cnty., NY IDA Civic Facilities RB, Buffalo Canisius High
   School, 1.21%(1)                                                      14,450,000       14,450,000
Nassau Cnty., NY IFA RRB, Series B, 1.70%(1)                              5,235,000        5,235,000
   NY MTAU RRB, 1.58%(1, 2)                                               2,665,000        2,665,000
NY TBTAU RRB, PTTR, Series 2763, 1.58%(1, 2)                              3,000,000        3,000,000
NY Upstate Telecommunications Corp. RB, Series 2005, 1.21%(1)             5,115,000        5,115,000
NYC MTAU RRB, Puttable Floating Option Tax Exempt Receipts,
   Series PA-1077, 1.54%(1, 2)                                            7,250,000        7,250,000
NYC MWFAU WSS RB, PTTR, Series 2540, 1.58%(1, 2)                          1,940,000        1,940,000
NYC MWFAU WSS RB, Reset Option Certificates II-R
   Trust-Series 10265, 1.60%(1, 2)                                          900,000          900,000
NYC RB, Austin Trust Certificates-Series 2008-1074, 1.57%(1, 2)           2,150,000        2,150,000
NYC TFA RRB, MERLOTS Series 2008 D98, 1.61%(1, 2)                           900,000          900,000


                        F11 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
NEW YORK Continued
NYS DA RB, MERLOTS Series D201, 1.61%(1, 2)                             $ 5,250,000   $    5,250,000
NYS DA RB, Reset Option Certificates II-R Trust-Series 11479,
1.53%(1, 2)                                                               2,380,000        2,380,000
NYS HFA RB, Helena Housing, 1.85%(1)                                     10,450,000       10,450,000
NYS UDC COP, Reset Option Certificates II-R Trust-Series 10011CE,
1.60%(1, 2)                                                               1,500,000        1,500,000
NYS UDC RB, PTTR, Series 2887, 1.58%(1, 2)                                3,500,000        3,500,000
Oneida Cnty., NY IDA Civic Facilities RB, Rome Memorial
   Hospital, Inc. Project, Series 2005, 1.21%(1)                          4,600,000        4,600,000
Onondaga Cnty., NY IDA Civic Facilities RB, Syracuse Resch
   Corp. Project, Series 2005, 1.21%(1)                                   9,700,000        9,700,000
                                                                                      --------------
                                                                                          80,985,000

NORTH CAROLINA--1.4%
NC Capital Facilities Finance Agency Educational Facilities RB,
   Charlotte Country Day School, 1.55%(1)                                12,690,000       12,690,000
NC Capital Facilities Finance Agency Educational Facilities RB,
   High Point University Project, 1.61%(1)                                4,000,000        4,000,000
NC Infrastructure Finance Corp. COP, Reset Option Certificates II-R
   Trust-Series 8502, 1.61%(1, 2)                                         5,260,000        5,260,000
NC Medical Care Community Hospital RB, Randolph Hospital
   Series 2007, 1.47%(1)                                                  9,700,000        9,700,000
New Hanover Cnty., NC Hospital RB, New Hanover Regional
   Medical Center, Series 2005 B-1, 1.70%(1)                              1,280,000        1,280,000
Sampson Cnty., NC COP, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0160, 3.60%, 7/3/08(2, 3)                     2,500,000        2,500,000
                                                                                      --------------
                                                                                          35,430,000

OHIO--4.8%
Buckeye, OH TS FAU RB, PTTR, Series 2311, 1.60%(1, 2)                     3,995,000        3,995,000
Cuyahoga Cnty., OH Civic Facilities RB, 700 Prospect Corp.
   Project, 1.61%(1)                                                      2,750,000        2,750,000
Darke Cnty., OH HCF RB, Wayne Hospital Project, Series 2007, 1.59%(1)    46,865,000       46,865,000
Hamilton Cnty., OH Health Care RB, Life Enriching
   Communities Project, Series B, 1.57%(1)                                1,000,000        1,000,000
Lakewood, OH EDLFA RB, St. Edward High School Project,
   Series 2000, 1.59%(1)                                                  2,665,000        2,665,000
Madeira, OH ED RRB, The Kroger Co., Series 2004, 1.65%(1)                 2,050,000        2,050,000
Medina Cnty., OH IDV RB, Mode-Fire-Dex, Inc. Project, 1.86%(1)              715,000          715,000
OH Higher Education Facility Commission RB, Higher Education Pooled
   Financing 2001 Program, Series A, 2.26%(1)                               800,000          800,000
Pike Cnty., OH HCF RB, Traditions Healthcare, 1.61%(1)                    2,100,000        2,100,000
Reynoldsburg, OH RB, P-Floats Series PT-4481, 1.55%(1, 2)                 9,535,000        9,535,000
Rickenbacker, OH POAU Capital Funding RB, Reset Option
   Certificates II-R Trust-Series 591CE, 1.59%(1, 2)                      5,620,000        5,620,000


                        F12 | CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
OHIO Continued
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 1.65%(1)          $ 3,100,000   $    3,100,000
Toledo-Lucas Cnty., OH POAU Cultural Facilities RB, Toledo Museum
   of Art Project, 1.60%(1)                                               1,305,000        1,305,000
Washington Cnty., OH Hospital RB, Marietta Area Health Care,
   Inc., 1.67%(1)                                                         2,000,000        2,000,000
Wood Cnty., OH Hospital Facilities RRB, Wood Cnty. Hospital Assoc.
   Project, Series 2008, 1.60%(1)                                        35,525,000       35,525,000
                                                                                      --------------
                                                                                         120,025,000
OKLAHOMA--0.6%
Cleveland Cnty., OK Home Loan Authority SFM RRB, Series 2006,
   2.85%, 7/25/08(3)                                                      8,769,000        8,769,000
Oklahoma City, OK Water Utility Trust RB, Series A, 1.90%, 7/16/08        1,000,000        1,000,000
Oklahoma Cnty., OK FA IDV RB, Factory Direct Project, Series
   2001A, 2.55%(1)                                                        1,000,000        1,000,000
Tulsa, OK Industrial Authority RB, SGMSTR Series SGC-41, Cl. A,
   1.58%(1, 2)                                                            4,390,000        4,390,000
                                                                                      --------------
                                                                                          15,159,000
OREGON--0.2%
Eugene, OR EU RRB, ETET Series 2003-0022, Cl. A, 1.61%(1, 2)              5,880,000        5,880,000
                                                                                      --------------
PENNSYLVANIA--3.3%
Beaver Cnty., PA IDAU PC RRB, First Energy Nuclear,
   Series A, 1.55%(1)                                                    22,900,000       22,900,000
Butler Cnty., PA General Authority RB, SGMSTR Series 2007 SGB14,
   Cl. A, 1.59%(1, 2)                                                     7,280,000        7,280,000
Butler Cnty., PA General Authority RB, SGMSTR Series 2007 SGB72,
   Cl. A, 1.70%(1, 2)                                                     3,985,000        3,985,000
Emmaus, PA General Authority RB, 1.47%(1)                                 3,700,000        3,700,000
Gateway, PA Allegheny SDI REF GOUN, PTTR, Series 2315, 1.61%(1, 2)        2,845,000        2,845,000
PA HEFAU RB, Assn. of Independent Colleges, Series K-1, 3.38%(1)          1,660,000        1,660,000
PA Horizon HA Senior Health & Housing Facilities RRB,
   St. Paul Homes Project, 1.21%(1)                                       9,200,000        9,200,000
PA Public School Building Authority RB, Reset Option Certificates
   II-R Trust-Series 11396, 1.61%(1, 2)                                   7,600,000        7,600,000
PA Public School Building Authority RRB, PTTR, Series 2837,
   1.61%(1, 2)                                                            5,000,000        5,000,000
Philadelphia, PA SDI GOUN, SPEARS Deutsche Bank/Lifers Trust-Series
   DBE-554, 1.58%(1, 2)                                                     970,000          970,000
Pittsburgh, PA WSS Authority RRB, First Lien, Series B, 1.55%(1)          9,000,000        9,000,000
Shaler, PA Area SDI REF GOUN, Series 2004, 1.50%(1)                       3,690,000        3,690,000
Westmoreland Cnty., PA IDA RRB, Greensburg Thermal Project LLC,
   Series A, 1.54%(1)                                                       915,000          915,000
Westmoreland Cnty., PA RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-301, 1.58%(1, 2)                                       4,930,000        4,930,000
                                                                                      --------------
                                                                                          83,675,000


                       F13 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
SOUTH CAROLINA--0.5%
Beaufort Cnty., SC SDI GOUN, Series 2000B, 5.50%, 7/1/08                $ 1,000,000   $    1,024,024
Kershaw Cnty., SC SDI GOUN, Series 2000, 7%, 2/1/09                         710,000          730,099
Lancaster Cnty., SC SDI REF GOUN, 4%, 3/1/09                              1,925,000        1,948,234
Lexington & Richland Cntys., SC SDI No. 005 GOUN, 4%, 3/1/09                200,000          201,700
Lexington Cnty., SC SDI No. 001 GOUN, Series 2007A, 5%, 2/1/09            1,000,000        1,012,379
SC Jobs EDAU RB, Boozer Lumber LLC Project, 1.75%(1)                      1,220,000        1,220,000
SC Jobs EDAU RB, Shannon Forest Project, 1.61%(1)                         2,420,000        2,420,000
SC Jobs EDAU RB, Supreme Machined Products Co., 1.70%(1)                  2,300,000        2,300,000
Sumter Cnty., SC SDI No. 17 REF GOUN, 3%, 3/1/09                            590,000          593,667
York Cnty., SC Rock Hill SDI No. 003 REF GOUN, PTTR, Series 1881,
   1.63%(1, 2)                                                            1,745,000        1,745,000
                                                                                      --------------
                                                                                          13,195,103
SOUTH DAKOTA--0.4%
SD H&EFA RRB, Sanford Health & Hospital, Series 2001B, 1.85%(1)           2,000,000        2,000,000
SD H&EFA RRB, Sanford Health & Hospital, Series 2001C, 1.60%(1)           7,500,000        7,500,000
                                                                                      --------------
                                                                                           9,500,000
TENNESSEE--4.7%
Blount Cnty., TN Public Building Authority RB, Morgan Keegan
   Municipal Products, Inc., Series 2008B, 1.65%(1, 2)                    6,900,000        6,900,000
Chattanooga, TN HE&HFB RB, McCallie School Project, Series 1998,
   1.53%(1)                                                                 600,000          600,000
Dickson Cnty., TN IDB RB, Renaissance Learning Center Project,
   Series 1997, 1.58%(1)                                                  3,500,000        3,500,000
Franklin Cnty., TN H&EFA RB, University of the South Project,
   Series 1998B, 1.65%(1)                                                 5,855,000        5,855,000
Jackson, TN Energy Authority WS RB, 1.59%(1)                             10,070,000       10,070,000
Jackson, TN H&EFA HFB RB, University School of Jackson Project,
   1.61%(1)                                                               1,200,000        1,200,000
Jackson, TN H&EFA HFB RB, University School of Jackson Project,
   1.61%(1)                                                               5,100,000        5,100,000
Jackson, TN H&EFA HFB RB, University School of Jackson Project,
   1.61%(1)                                                               3,725,000        3,725,000
Jackson, TN H&EFA HFB RRB, Trinity Christian Academy, 1.61%(1)            2,820,000        2,820,000
Knox Cnty., TN HE&HFB Educational Facilities RB, Webb School
   Knoxville Project, 1.53%(1)                                            5,170,000        5,170,000
Knox Cnty., TN HE&HFB RB, Johnson Bible College, 1.61%(1)                 3,650,000        3,650,000
Knox Cnty., TN HE&HFB RB, Episcopal School Knoxville Project,
   1.53%(1)                                                               3,200,000        3,200,000
Nashville & Davidson Cnty., TN IDB RB, Donelson Christian Academy,
   Series 2003, 1.60%(1)                                                  3,415,000        3,415,000
Nashville & Davidson Cnty., TN IDB RB, Second Harvest Food Bank
   Project, Series 2002, 1.62%(1)                                         1,000,000        1,000,000
Nashville & Davidson Cnty., TN IDV RRB, Trevecca Nazarene Project,
   Series 2003, 1.53%(1)                                                  3,450,000        3,450,000


                       F14 | CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
TENNESSEE Continued
Nashville & Davidson Cnty., TN RB, Belmont University Project,
   Series 2005, 1.50%(1)                                                $11,975,000   $   11,975,000
Nashville & Davidson Cnty., TN RB, Fisk University Project,
   Series 2000, 1.61%(1)                                                  5,035,000        5,035,000
Nashville & Davidson Cnty., TN RB, Nashville Christian School
   Project, 1.57%(1)                                                      1,805,000        1,805,000
Nashville & Davidson Cnty., TN RRB, Belmont University Project,
   Series 1997, 1.53%(1)                                                 10,300,000       10,300,000
Shelby Cnty., TN HE&HFB MH RRB, Wynride III Apts. Project,
   Series 2005, 2.05%(1)                                                  4,760,000        4,760,000
Shelby Cnty., TN HE&HFB RB, Kings Daughter & Sons Project, 1.61%(1)       7,845,000        7,845,000
Springfield, TN H&EFA Hospital RB, Northcrest Medical Center-A,
   1.61%(1)                                                               5,000,000        5,000,000
Springfield, TN IDB RB, Nashville Wire Products Manufacturing,
   Series 1994, 1.75%(1)                                                    600,000          600,000
Springfield, TN IDB RRB, The Kroger Co., Series 2004, 1.65%(1)            4,500,000        4,500,000
Sullivan Cnty., TN HE&HFB RRB, Wellmont Health Systems Project,
   Series 2005, 1.50%(1)                                                  5,700,000        5,700,000
Sumner Cnty., TN HE&HFB RB, Sumner Academy Project,
   Series 1998, 1.95%(1)                                                    350,000          350,000
                                                                                      --------------
                                                                                         117,525,000
TEXAS--16.8%
Aledo, TX ISD School Building GOUN, 3.75%(1)                              4,900,000        4,900,000
Arlington, TX ISD School Building REF GOUN, Series 1999, 5%, 7/1/08       6,965,000        7,103,458
Austin, TX HFC MH RRB, Stassney Woods Apts., Series 2004A, 1.55%(1)       1,100,000        1,100,000
Austin, TX Water & Wastewater System RRB, P-Floats Series PZ-157,
   1.58%(1, 2)                                                            8,450,000        8,450,000
Beaumont, TX GOUN, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-615, 1.58%(1, 2)                                       6,690,000        6,690,000
Bexar Cnty., TX HFDC Health Care RB, El Centro del Barrio,
   Series 2007A, 1.62%(1)                                                14,755,000       14,755,000
Bexar Cnty., TX HFDC Health Care RB, El Centro del Barrio,
   Series 2007B, 1.62%(1)                                                 2,000,000        2,000,000
Birdville, TX ISD REF GOUN, 5%, 2/15/09                                   1,600,000        1,627,857
Brazos River, TX Harbor Navigation District RB, BASF Corp. Project,
   2.10%(1)                                                                 500,000          500,000
Brazos, TX IDV Corp. RRB, BASF Corp. Project, 2.10%(1)                    4,400,000        4,400,000
Brownsville, TX Utility System RRB, PTTR, Series 1132, 1.63%(1)           7,370,000        7,370,000
Cameron Cnty., TX GOLB, PTTR, Series 1028, 1.63%(1, 2)                    5,595,000        5,595,000
Carrollton-Farmers Branch, TX ISD GOUN, Series 2006, 4.25%, 2/15/09       2,280,000        2,312,642
Carrollton-Farmers Branch, TX ISD School Building GOUN,
   Series 2004, 5%, 2/15/09                                               2,160,000        2,199,829
Clear Creek, TX ISD REF GOUN, PTTR, Series 2746, 1.63%(1, 2)              3,555,000        3,555,000


                       F15 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
TEXAS Continued
Conroe, TX ISD GOUN, PTTR, Series 2487, 1.63%(1, 2)                     $ 2,250,000   $   2,250,000
Corpus Christi, TX REF GOLB, 5%, 3/1/09                                   2,000,000       2,039,483
Cypress-Fairbanks, TX ISD REF GOUN, MERLOTS Series 2008 D155,
   1.61%(1, 2)                                                            6,000,000       6,000,000
Cypress-Fairbanks, TX ISD REF GOUN, Series 2005, 5%, 8/15/08(3)           2,385,000       2,393,665
Dallam Cnty., TX IDV Corp. ED RB, Rick & Janice Van Ryn Project,
   Series 2007, 1.75%(1)                                                  2,600,000       2,600,000
Dallam Cnty., TX IDV Corp. RB, Consolidated Dairy Management LLC
   Project, 1.75%(1)                                                      2,100,000       2,100,000
Del Valle, TX ISD GOUN, PTTR, Series 1946, 1.63%(1, 2)                    2,995,000       2,995,000
Denton, TX ISD GOUN, PTTR, Series 2603, 1.63%(1, 2)                       3,700,000       3,700,000
Fort Bend Cnty., TX GOLB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-556, 1.58%(1, 2)                                      1,120,000       1,120,000
Fort Bend, TX ISD REF GOUN, Wells Fargo Stage
   Trust-Series 2008-25C, 1.58%(1, 2)                                     9,905,000       9,905,000
Fort Bend, TX ISD School Building GOUN, Series 2000, 7%, 8/15/08            500,000         503,146
Fort Worth, TX ISD Unlimited Tax Refund & Improvement GOUN,
   Series 2008, 4%, 2/15/09                                               2,015,000       2,038,480
Fort Worth, TX ISD Unlimited Tax Refund & Improvement REF GOUN,
   Series 1999, 5%, 7/1/08                                                1,355,000       1,382,968
Frisco, TX ISD GOUN, PTTR, Series 2687, 1.63%(1, 2)                       5,780,000       5,780,000
Harris Cnty., TX HFDC Hospital RRB, Baylor College of Medicine,
   Series A, 1.50%(1)                                                     6,400,000       6,400,000
Houston, TX GOLB, SPEARS Deutsche Bank/Lifers Trust-Series DB-611,
   1.58%(1, 2)                                                            4,160,000       4,160,000
Houston, TX ISD GOUN, PTTR, Series 1189, 1.63%(1, 2)                      1,495,000       1,495,000
Houston, TX ISD REF GOUN, PTTR, Series 2802, 1.63%(1, 2)                  7,775,000       7,775,000
Houston, TX ISD Schoolhouse REF GOLB, Series 1999A, 5%, 7/1/08            1,500,000       1,527,660
Houston, TX Utility System RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-551, 1.58%(1, 2)                                      4,570,000       4,570,000
Houston, TX Utility System RRB, PTTR, Series 2502, 1.63%(1, 2)            2,330,000       2,330,000
Houston, TX WSS RRB, Reset Option Certificates II-R Trust-Series 787,
   1.61%(1, 2)                                                            3,635,000       3,635,000
Humble, TX ISD GOUN, School Building, Series 2003, 1.60%(1)               1,515,000       1,515,000
Huntsville, TX ISD REF GOUN, 5%, 2/15/09                                  1,050,000       1,069,317
Hurst Euless Bedford, TX ISD School Building REF GOUN, Series
   1998, 4.90%, 7/1/08                                                      980,000         983,393
Hutto, TX ISD GOUN, UBS Municipal Custodial Residual & Variable
   Securities, Series 1001, 1.61%(1, 2)                                   1,000,000       1,000,000
Katy, TX ISD GOUN, PTTR, Series 2942, 1.63%(1, 2)                         3,000,000       3,000,000
Keller, TX ISD GOUN, PTTR, Series 2616, 1.63%(1, 2)                       3,550,000       3,550,000
Killeen, TX ISD REF GOUN, Series 2005, 3%, 2/15/09                          500,000         502,540
Klein, TX ISD Schoolhouse GOUN, Series 2007, 5.50%, 8/1/08                2,300,000       2,305,378


                       F16 | CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
TEXAS Continued
Lake Travis, TX ISD REF GOUN, Series 2008, 3.50%, 2/15/09               $    30,000   $      30,091
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 1999, 5.10%,
   2/15/09                                                                1,000,000       1,021,320
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004, 3.75%,
   12/15/08 (3)                                                          10,905,000      10,905,000
Lamar, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers Trust-Series
   DB-512, 1.58%(1, 2)                                                    6,500,000       6,500,000
Leander, TX ISD REF GOUN, ETET Series 2008-0001, 1.53%(1, 2)              3,395,000       3,395,000
Leander, TX ISD REF GOUN, MERLOTS Series D195, 1.61%(1, 2)                7,205,000       7,205,000
Lovejoy, TX GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DB-514,
   1.58%(1, 2)                                                            3,275,000       3,275,000
Mansfield, TX ISD School Building GOUN, Series 1996, 1.60%(1)             2,065,000       2,065,000
Mesquite, TX ISD GOUN, 3.65%(1)                                           2,000,000       2,014,047
Northeast TX ISD GOUN, Dexia Credit Local Certificates
   Trust-Series 2008-002, 1.60%(1, 2)                                     5,745,000       5,745,000
Northeast TX ISD GOUN, P-Floats Series PT-3957, 1.65%(1, 2)              17,280,000      17,280,000
Northside, TX ISD GORB, Series 2006A, 3.75%, 8/1/08(3)                    5,000,000       5,000,000
Northside, TX ISD GOUN, PTTR, Series 2918Z, 1.63%(1, 2)                   3,560,000       3,560,000
Northside, TX ISD REF GOUN, MERLOTS Series 2008 D90, 1.61%(1, 2)          4,100,000       4,100,000
Northwest TX ISD GOUN, Reset Option Certificates I I-R
   Trust-Series 11220, 1.55%(1, 2)                                        3,590,000       3,590,000
Nueces River Authority, TX Water Supply RRB, PTTR, Series 1412,
   1.63%(1, 2)                                                              940,000         940,000
Panhandle, TX ISD GOUN, PTTR, Series 2073, 1.63%(1, 2)                    2,000,000       2,000,000
Raymondville, TX ISD School Building GOUN, Series 1999, 5.20%, 7/1/08       190,000         193,508
Red River, TX Educational FAU RB, Parish Day School Project, Series
   A, 1.60%(1)                                                            6,255,000       6,255,000
Red River, TX Educational FAU RB, Parish Episcopal School Project,
   1.60%(1)                                                               4,885,000       4,885,000
Richardson, TX ISD GOUN, 3.25%, 2/15/09                                     450,000         452,758
San Antonio, TX Electric & Gas RRB, Series A, 5%, 7/1/08                    585,000         602,334
San Antonio, TX Electric & Gas System RB, PTTR, Series 2503,
   1.60%(1, 2)                                                            3,700,000       3,700,000
San Antonio, TX Electric & Gas System RRB, Series 1998A, 5.25%,
   7/1/08                                                                 3,510,000       3,615,318
San Antonio, TX Electric & Gas System RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-602, 1.58%(1, 2)                                       8,370,000       8,370,000
San Antonio, TX Water RB, SGMSTR, Series SGC-38, Cl. A, 1.58%(1, 2)      13,085,000      13,085,000
Southmost College, TX District GOLB, Eclipse Funding Trust Solar
Eclipse Certificates-Series 2006-0061, 1.55%(1)                          10,760,000      10,760,000
Southwest TX ISD GOUN, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-569, 1.58%(1, 2)                                       1,700,000       1,700,000
Spring Branch, TX ISD GOLB, Reset Option Certificates II-R
   Trust-Series 9211, 1.55%(1, 2)                                         3,760,000       3,760,000
Spring, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-603, 1.58%(1, 2)                                       3,830,000       3,830,000
Spring, TX ISD Schoolhouse GOUN, Series 2005-A, 3.72%, 8/15/08(3)         1,000,000       1,000,066


                       F17 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
TEXAS Continued
Texas State University System RRB, Austin Trust Certificates-Series
   2008-3023, 1.60%(1, 2)                                               $ 5,605,000   $   5,605,000
TX Dept. of Hsg. & Community Affairs MH RB, MERLOTS Series C41,
   1.96%(1, 2)                                                            8,000,000       8,000,000
TX ISD GOUN, Wells Fargo Stage Trust-Series 2008-19C, 1.58%(1, 2)        14,555,000      14,555,000
TX PFAU REF GOUN, Series 2003, 5%, 10/1/08                                  500,000         503,848
TX PFAU REF GOUN, Series C, 6%, 10/1/08                                   1,500,000       1,513,954
TX RANs & TANs, Series 2007, 4.50%, 8/28/08                              50,500,000      50,586,230
TX REF GOUN, Series 92A, 6%, 10/1/08                                      1,000,000       1,010,431
TX RRB, Municipal Trust Securities, Series 08-0025, 1.55%(1, 2)           5,110,000       5,110,000
TX RRB, Municipal Trust Securities, Series 08-0026, 1.55%(1, 2)           5,395,000       5,395,000
TX Transportation Commission Mobility Fund GOUN, 5%, 4/1/09               1,400,000       1,430,475
TX Transportation Commission Mobility Fund GOUN, PTTR,
   Series 2481, 1.60%(1, 2)                                               2,190,000       2,190,000
TX Transportation Commission Mobility Fund GOUN, PTTR,
   Series 2510, 1.60%(1, 2)                                               3,800,000       3,800,000
TX Transportation Commission Mobility Fund GOUN, PTTR,
   Series 2615, 1.60%(1, 2)                                               2,800,000       2,800,000
University of Texas RRB, Austin Trust Certificates-Series 2007-193,
   1.60%(1, 2)                                                            5,000,000       5,000,000
University of Texas RRB, PTTR, Series 2775, 1.60%(1, 2)                   5,105,000       5,105,000
University of Texas System Board of Regents Revenue Financing System
   RB, Series 2006B, 4%, 8/15/08                                          1,000,000       1,002,661
University of Texas System Board of Regents Revenue Financing System
   RRB, Series 1998D, 5.125%, 7/1/08                                      5,270,000       5,291,223
                                                                                      -------------
                                                                                        422,918,080
UTAH--1.5%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels LLC
   Project, Series 2003A, 1.90%(1)                                       10,985,000      10,985,000
Intermountain Power Agency, UT Power Supply RRB, Series 2003A, 5%,
   7/1/08                                                                 1,000,000       1,000,000
Riverdale, UT RA Tax Increment RB, 1.65%(1)                                 820,000         820,000
St. George, UT Electric RB, PTTR, Series 2717, 1.63%(1, 2)                5,405,000       5,405,000
UT Transit Authority RB, Wells Fargo Stage Trust-Series 2008-17C,
   1.58%(1, 2)                                                           19,930,000      19,930,000
Weber Cnty., UT Industrial RB, Enable Industries, Inc., Series 2003,
   1.65%(1)                                                                 810,000         810,000
                                                                                      -------------
                                                                                         38,950,000
VIRGINIA--1.6%
Alexandria, VA IDAU Headquarters Facilities RB, American Society
   Clinical Oncology, Series B, 1.60%(1)                                 10,000,000      10,000,000
Chesapeake Bay, VA Bridge & Tunnel District RRB, Series A, 1.61%(1)       6,250,000       6,250,000
Chesterfield Cnty., VA Health Center Community Residential Care
   Facility RB, Lucy Corr Village, Series 2008B, 1.61%(1)                 3,150,000       3,150,000


                       F18 | CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
VIRGINIA Continued
Fairfax Cnty., VA IDAU RB, Inova Health System, Series 2008B-1,
   1.60%, 11/15/08(3)                                                   $ 4,950,000   $    4,950,000
Fairfax Cnty., VA IDAU RB, Series 2008C-4, 1.60%, 10/15/08(3)             3,000,000        3,000,000
Henrico Cnty., VA EDAU Residential Care Facilities RB, Westminster
   Canterbury, 1.61%(1)                                                   3,200,000        3,200,000
Henrico Cnty., VA Municipal Trust Securities, Series 2041, 1.61%(1, 2)    4,450,000        4,450,000
Lewistown, VA Commerce Center CDAU SPTX Bonds, MSTFC
   Series 2006-2115, 1.61%(1, 2)                                          4,000,000        4,000,000
Norfolk, VA RED & HAU MH RRB, Archers Green LP, 1.98%(1)                  1,890,000        1,890,000
VA Small Business FAU IDV RB, McElroy Metal Project, 1.85%(1)               370,000          370,000
                                                                                      --------------
                                                                                          41,260,000

WASHINGTON--1.3%
Central Puget Sound, WA RTA Sales & Use Tax RB, PTTR,
   Series 2625Z, 1.63%(1)                                                 1,675,000        1,675,000
King Cnty., WA HAU RB, Summerfield Apts. Project,
   Series 2005, 1.82%(1)                                                  1,845,000        1,845,000
Port Bellingham, WA IDV Corp. RB, FPE Renewables LLC Project,
   Series 2005, 1.65%(1)                                                    705,000          705,000
Port Seattle, WA RRB, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0063, 1.56%(1, 2)                            14,000,000       14,000,000
WA EDFAU RRB, Benaroya Research Institute at Virginia Mason,
   Series 2006C, 1.60%(1)                                                   880,000          880,000
WA GOUN, PTTR, Series 2650Z, 1.63%(1, 2)                                  1,000,000        1,000,000
WA GOUN, PTTR, Series 593A, 1.63%(1, 2)                                   1,000,000        1,000,000
WA GOUN, Reset Option Certificates II-R Trust-Series
   11298, 1.60%(1, 2)                                                     1,830,000        1,830,000
WA HCF Authority RRB, Virginia Mason Medical Center,
   Series 1997A, 6%, 8/15/08                                              1,000,000        1,002,751
WA HCF Authority RRB, Highline Medical Center, 1.55%(1)                   3,000,000        3,000,000
WA REF GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DB-388,
   1.57%(1, 2)                                                            5,630,000        5,630,000
                                                                                      --------------
                                                                                          32,567,751

WEST VIRGINIA--0.7%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A, 1.65%(1)        4,500,000        4,500,000
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B, 1.65%(1)        6,850,000        6,850,000
Marmet, WV CD RRB, The Kroger Co., Series 2004, 1.65%(1)                  3,100,000        3,100,000
WV EDAU IDAU RB, Rubberlite, Inc. Project, Series 1999, 2.55%(1)          2,200,000        2,200,000
                                                                                      --------------
                                                                                          16,650,000

WISCONSIN--2.8%
Beaver Dam, WI IDV RB, Apache Stainless Equipment Corp.,
Series 1999A, 3.05%(1)                                                      395,000          395,000
Brokaw, WI Sewer & SW RB, Wasau Paper Mills Co. Project, 1.80%(1)         9,500,000        9,500,000
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994, 1.90%(1)        2,000,000        2,000,000


                       F19 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
WISCONSIN Continued
Kiel, WI IDV RB, Polar Ware Co. Project, Series 2007, 2.13%(1)          $ 1,325,000   $    1,325,000
Kimberly, WI Development RB, Fox Cities YMCA Project,
   Series 2002, 2.30%(1)                                                  1,400,000        1,400,000
La Crosse, WI IDV RB, Fiberpro, Inc. Project, Series 2005, 1.75%(1)       1,940,000        1,940,000
La Crosse, WI IDV RB, GGP, Inc. Project, Series 2007A, 1.75%(1)           2,050,000        2,050,000
Milwaukee, WI IDV RB, Goodwill Industries, 1.55%(1)                       3,615,000        3,615,000
Milwaukee, WI IDV RB, R&B Wagner Project, 2.55%(1)                        1,060,000        1,060,000
New Glarus, WI IDV RB, New Glarus Project, 2.03%(1)                       1,415,000        1,415,000
Onalaska, WI IDV RB, Empire Screen Printing Project,
   Series 2006, 2.13%(1)                                                    940,000          940,000
Plymouth, WI IDV RB, Plymouth Foam, Inc. Project, 2.13%(1)                1,000,000        1,000,000
West Bend, WI IDV RB, Jackson Concrete, Inc. Project, 2.13%(1)            1,400,000        1,400,000
WI H&EFA RB, Community Care, Inc., Series 2005, 1.62%(1)                  4,250,000        4,250,000
WI H&EFA RB, Group Health Cooperative of South Central Wisconsin,
   1.62%(1)                                                               3,600,000        3,600,000
WI H&EFA RB, Ripon College, Series 2006, 1.62%(1)                        23,165,000       23,165,000
WI H&EFA RB, St. Camillus Health Center, Series 2005, 1.65%(1)            2,460,000        2,460,000
WI H&EFA RRB, St. Camillus Health Care Center, Series 2003, 1.70%(1)        820,000          820,000
WI Public Power, Inc. PPSS RRB, PTTR, Series 2872, 1.63%(1, 2)            8,700,000        8,700,000
                                                                                      --------------
                                                                                          71,035,000

WYOMING--0.1%
Campbell Cnty., WY IDV RRB, Powder Basin Properties Project,
   Series 1996, 1.80%(1)                                                  3,505,000        3,505,000

DISTRICT OF COLUMBIA--0.7%
District of Columbia HFA Single Family RRB, 2.57%, 7/25/08(3)             5,000,000        5,000,000
District of Columbia RB, National Museum Women Arts, 1.57%(1)             1,275,000        1,275,000
District of Columbia RB, Resources for the Future, Inc., 1.57%(1)         4,810,000        4,810,000
District of Columbia University RB, American University, Series 2003,
   1.55%(1)                                                               7,400,000        7,400,000
                                                                                      --------------
                                                                                          18,485,000

U.S. POSSESSIONS--0.1%
Puerto Rico CMWLTH HTAU RRB, Reset Option Certificates II-R
   Trust-Series 10327CE, 1.58%(1, 2)                                      2,800,000        2,800,000
Puerto Rico Sales Tax Finance Corp. RRB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-627A, 1.55%(1, 2)                                       800,000          800,000
                                                                                      --------------
                                                                                           3,600,000


                       F20 | CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
OTHER SECURITIES--3.2%
Freddie Mac, Multifamily Certificates, Series M010, 2.55%(1)            $45,289,604   $   45,289,604
P-Floats Series PT-4314, 1.56%(1, 2)                                     21,460,000       21,460,000
P-Floats Series PZ-270, 1.57%(1, 2)                                       6,275,000        6,275,000
PAUNYNJ RRB, PTTR, Series 2929Z, 1.58%(1, 2)                              4,995,000        4,995,000
PAUNYNJ RRB, PTTR, Series 2945, 1.78%(1, 2)                               2,500,000        2,500,000
                                                                                      --------------
                                                                                          80,519,604
                                                                                      --------------
Total Short-Term Tax-Exempt Obligations (Cost $2,534,755,952)                          2,534,755,952
TOTAL INVESTMENTS, AT VALUE (COST $ 2,534,755,952)                            100.8%   2,534,755,952
LIABILITIES IN EXCESS OF OTHER ASSETS                                          (0.8)     (19,797,552)
                                                                        -----------   --------------
NET ASSETS                                                                    100.0%  $2,514,958,400
                                                                        ===========   ==============

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AA         Airport Authority
AAC        Aid Anticipation Certificates
BANs       Bond Anticipation Nts.
BOE        Board of Education
CD         Commercial Development
CDAU       Community Development Authority
CDD        Community Development District
CMWLTH     Commonwealth
COP        Certificates of Participation
DA         Dormitory Authority
DAU        Development Authority
DFA        Development Finance Authority
ECFA       Educational and Cultural Facilities Authority
ED         Economic Development
EDAU       Economic Development Authority
EDC        Economic Devel. Corp.
EDFAU      Economic Development Finance Authority
EDLFA      Educational Facilities Authority
ETET       Eagle Tax-Exempt Trust
EU         Electric Utilities
FA         Facilities Authority
FAU        Finance Authority
GOB        General Obligation Bonds
GOLB       General Obligation Ltd. Bonds
GORB       General Obligation Refunding Bonds
GOUN       General Obligation Unlimited Nts.
H&EFA      Health and Educational Facilities Authority
H&EFB      Health and Educational Facilities Board
HA         Hospital Authority
HAU        Housing Authority
HCF        Health Care Facilities
HE&HFA     Higher Education and Health Facilities Authority
HE&HFB     Health Educational and Housing Facility Board
HEFA       Higher Education Facilities Authority
HEFAU      Higher Educational Facilities Authority
HF         Health Facilities
HFA        Housing Finance Agency
HFB        Housing Facilities Board
HFAU       Health Facilities Authority
HFC        Housing Finance Corp.
HFDC       Health Facilities Devel. Corp.
HFFAU      Health Facilities Finance Authority
HOFA       Hospital Finance Agency/Authority
HTAU       Highway & Transportation Authority
IDA        Industrial Devel. Agency
IDAU       Industrial Development Authority
IDB        Industrial Development Board
IDC        Industrial Devel. Corp.
IDV        Industrial Development
IFA        Interim Finance Authority
ISD        Independent School District
MERLOTS    Municipal Exempt Receipts Liquidity Option Tender
MH         Multifamily Housing


                       F21 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

MSTFC      Morgan Stanley & Co., Inc. Trust Floater Certificates
MTAU       Metropolitan Transportation Authority
MWFAU      Municipal Water Finance Authority
NYC        New York City
NYS        New York State
P-Floats   Puttable Floating Option Tax Exempt Receipts
PAUNYNJ    Port Authority of New York & New Jersey
PC         Pollution Control
PCFAU      Pollution Control Finance Authority
PFAU       Public Finance Authority
PFFAU      Public Facilities Finance Authority
POAU       Port Authority
PP         Professionals PRN, Inc.
PPSS       Public Power Supply System
PTTR       Puttable Tax Exempt Receipts
RA         Redevelopment Agency/Authority
RANs       Revenue Anticipation Nts.
RB         Revenue Bonds
RED        Redevelopment
REF        Refunding
RRB        Revenue Refunding Bonds
RTA        Regional Transportation Authority/Agency
SCDAU      Statewide Communities Development Authority
SDI        School District
SFM        Single Family Mtg.
SGMSTR     Societe Generale, NY Branch Municipal
           Security Trust Receipts
SPAST      Special Assessment
SPEARS     Short Puttable Exempt Adustable Receipts
SPO        Special Obligations
SPTX       Special Tax
SW         Solid Waste
SWD        Solid Waste Disposal
TANs       Tax Anticipation Nts.
TBTAU      Triborough Bridge & Tunnel Authority
TFA        Transitional Finance Authority
TS         Tobacco Settlement
TUAU       Turnpike Authority
TXAL       Tax Allocation
UDC        Urban Devel. Corp.
USD        Unified School District
WS         Water System
WSS        Water & Sewer System
YMCA       Young Men's Christian Assoc.

(1.) Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2008. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,009,671,000 or 40.15% of the Trust's net assets as of June 30, 2008.

(3.) Put obligation redeemable at full principal value on the date reported.

(4.) Illiquid security. The aggregate value of illiquid securities as of June
     30, 2008 was $11,560,000, which represents 0.46% of the Trust's net assets. See Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       F22 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008

ASSETS
Investments, at value (cost $2,534,755,952)--see accompanying
   statement of investments                                      $ 2,534,755,952
Receivables and other assets:
Interest                                                              11,325,322
Investments sold on a when-issued or delayed delivery basis            8,000,000
Shares of beneficial interest sold                                        18,283
Other                                                                    143,254
                                                                 ---------------
Total assets                                                       2,554,242,811

LIABILITIES
Bank overdraft                                                        35,359,042
Payables and other liabilities:
Investments purchased                                                  2,858,024
Dividends                                                                654,784
Distribution and service plan fees                                       129,225
Shareholder communications                                                95,686
Shares of beneficial interest redeemed                                    53,183
Transfer and shareholder servicing agent fees                             35,221
Trustees'compensation                                                     10,066
Other                                                                     89,180
                                                                 ---------------
Total liabilities                                                     39,284,411

NET ASSETS                                                       $ 2,514,958,400
                                                                 ===============

COMPOSITION OF NET ASSETS
Paid-in capital                                                  $ 2,514,766,534
Accumulated net investment loss                                          (27,138)
Accumulated net realized gain on investments                             219,004
                                                                 ---------------
NET ASSETS--applicable to 2,514,795,582 shares of
   beneficial interest outstanding                               $ 2,514,958,400
                                                                 ===============

NET ASSET VALUE, REDEMPTION PRICE PER SHARE
   AND OFFERING PRICE PER SHARE                                            $1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       F23 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF OPERATIONS For the Year Ended June 30, 2008

INVESTMENT INCOME
Interest                                                         $    60,754,641

EXPENSES
Management fees                                                        8,423,806
Service plan fees                                                      4,082,387
Transfer and shareholder servicing agent fees                            464,622
Shareholder communications                                               141,299
Custodian fees and expenses                                               37,698
Trustees' compensation                                                    14,775
Administration service fees                                                1,500
Other                                                                    259,328
                                                                 ---------------
Total expenses                                                        13,425,415
Less reduction to custodian expenses                                        (870)
                                                                 ---------------
Net expenses                                                          13,424,545

NET INVESTMENT INCOME                                                 47,330,096

NET REALIZED GAIN ON INVESTMENTS                                         226,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $    47,556,729
                                                                 ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       F24 | CENTENNIAL TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JUNE 30,                                   2008             2007
---------------------------------------------    --------------   --------------
OPERATIONS
Net investment income                            $   47,330,096   $   53,632,623
Net realized gain                                       226,633          342,169
                                                 --------------   --------------
Net increase in net assets resulting from
   operations                                        47,556,729       53,974,792

DIVIDENDS AND/OR DISTRIBUTIONS
   TO SHAREHOLDERS
Dividends from net investment income                (47,357,234)     (53,632,623)
Distributions from net realized gain                   (336,019)        (281,265)

BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets
   resulting from beneficial
   interest transactions                            814,218,151       (9,550,358)

NET ASSETS
Total increase (decrease)                           814,081,627       (9,489,454)
Beginning of period                               1,700,876,773    1,710,366,227
                                                 --------------   --------------
End of period (including accumulated net
   investment loss of $27,138 for the
   year ended June 30, 2008)                     $2,514,958,400   $1,700,876,773
                                                 ==============   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       F25 | CENTENNIAL TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS

YEAR ENDED JUNE 30,                                2008         2007      2006      2005      2004
-------------------                               ------       ------    ------    ------    ------
PER SHARE OPERATING DATA
Net asset value, beginning of period              $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00
Income from investment operations--net
   investment income and net realized gain           .02(1)       .03(1)    .02(1)    .01(1)     --(2)
Dividends and/or distributions to shareholders:
Dividends from net investment income                (.02)        (.03)     (.02)     (.01)       --(2)
Distributions from net realized gain                  --(2)        --(2)     --        --        --
Total dividends and/or distributions to
   shareholders                                     (.02)        (.03)     (.02)     (.01)       --(2)
                                                  ------       ------    ------    ------    ------
Net asset value, end of period                    $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                  ======       ======    ======    ======    ======
TOTAL RETURN(3)                                     2.44%        3.09%     2.44%     1.21%     0.35%
                                                  ======       ======    ======    ======    ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $2,515       $1,701    $1,710    $1,701    $1,778
Average net assets (in millions)                  $2,040       $1,764    $1,701    $1,797    $1,851
Ratios to average net assets:(4)
Net investment income                               2.32%        3.04%     2.40%     1.20%     0.35%
Total expenses                                      0.66%        0.67%     0.68%     0.67%     0.67%
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian
   expenses                                         0.66%        0.67%     0.68%     0.65%     0.67%

(1.) Per share amounts calculated based on the average shares outstanding during the period.

(2.) Less than $0.005 per share.

(3.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

(4.) Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       F26 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment adviser is Centennial Asset Management Corporation (the "Manager"), a subsidiary of OppenheimerFunds, Inc. ("OFI").

     The following is a summary of significant accounting policies consistently followed by the Trust.

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Trust may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. When the Trust engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Trust to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Trust had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                    WHEN-ISSUED
                    OR DELAYED
                  DELIVERY BASIS
                   TRANSACTIONS
                  --------------
Sold securities     $8,000,000


                       F27 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET    UNDISTRIBUTED     ACCUMULATED LOSS
INVESTMENT INCOME   LONG-TERM GAINS   CARRYFORWARD(1,2)
-----------------   ---------------   -----------------
    $835,690            $48,355              $--

(1.) During the fiscal year ended June 30, 2008, the Trust did not utilize any capital loss carryforwards.

(2.) During the fiscal year ended June 30, 2007, the Trust did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2008 and June 30, 2007 was as follows:

                              YEAR ENDED      YEAR ENDED
                            JUNE 30, 2008   JUNE 30, 2007
                            -------------   -------------
Distributions paid from:
Ordinary income              $    39,532     $        --
Exempt-interest dividends     47,357,234      53,632,623
Long-term capital gain           296,487         281,265
                             -----------     -----------
Total                        $47,693,253     $53,913,888
                             ===========     ===========

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets


                        F28 | CENTENNIAL TAX EXEMPT TRUST
are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


                  F29 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Continued

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED JUNE 30, 2008             YEAR ENDED JUNE 30, 2007
                           --------------------------------   -----------------------------------
                               SHARES            AMOUNT           SHARES             AMOUNT
                           --------------   ---------------   --------------    -----------------
Sold                        7,247,964,441   $ 7,247,964,441    5,228,156,425    $   5,228,156,425
Dividends and/or
distributions reinvested       47,100,245        47,100,245       53,788,375           53,788,375
Redeemed                   (6,480,846,535)   (6,480,846,535)  (5,291,495,158)      (5,291,495,158)
                           --------------   ---------------   --------------    -----------------
Net increase (decrease)       814,218,151       814,218,151       (9,550,358)   $      (9,550,358)
                           ==============   ===============   ==============    =================

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

FEE SCHEDULE
------------------
Up to $250 million    0.500%
Next $250 million     0.475
Next $250 million     0.450
Next $250 million     0.425
Next $250 million     0.400
Next $250 million     0.375
Next $500 million     0.350
Next $2 billion       0.325

ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of
$1,500 per year for preparing and filing the Trust's tax returns.

TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee. For the year ended June 30, 2008, the Trust paid $469,711 to SSI for services to the Trust.

SERVICE PLAN (12B-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Under the investment advisory agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0.


                  F30 | CENTENNIAL TAX EXEMPT TRUST

     SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

4. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

5. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

     In March 2008, FASB issued SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Trust uses derivative instruments, how these activities are accounted for, and their effect on the Trust's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Trust's financial statements and related disclosures.


                  F31 | CENTENNIAL TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL TAX EXEMPT
TRUST: We have audited the accompanying statement of assets and liabilities of Centennial Tax Exempt Trust (the "Trust"), including the statement of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP


Denver, Colorado
August 8, 2008


                  F32 | CENTENNIAL TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION Unaudited

In early 2008, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Trust during calendar year 2007. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended June 30, 2008, $174,876 or 100% of the short-term capital gain distribution paid and to be paid by the Trust qualifies as a short-term capital gain dividend.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   7 | CENTENNIAL TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trusts Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   8 | CENTENNIAL TAX EXEMPT TRUST

TRUSTEES AND OFFICERS Unaudited

                                  PRINCIPAL OCCUPATION(S) DURING THE PAST 5
                                  YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
NAME, POSITION(S) HELD WITH THE   NUMBER OF PORTFOLIOS IN THE TRUST COMPLEX
TRUST, LENGTH OF SERVICE, AGE     CURRENTLY OVERSEEN
-------------------------------   ----------------------------------------------
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW
TRUSTEES                          IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                  80112-3924. EACH TRUSTEE SERVES FOR AN
                                  INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             President, Colorado Christian University
Chairman of the Board             (since 2006); Chairman, Cherry Creek Mortgage
of Trustees (since 2003),         Company (since 1991), Chairman, Centennial
Trustee (since 2000)              State Mortgage Company (since 1994), Chairman,
Age: 71                           The El Paso Mortgage Company (since 1993);
                                  Chairman, Ambassador Media Corporation (since
                                  1984); Chairman, Broadway Ventures (since
                                  1984); Director of Helmerich & Payne, Inc.
                                  (oil and gas drilling/production company)
                                  (since 1992), Campus Crusade for Christ
                                  (non-profit) (since 1991); Former Director,
                                  The Lynde and Harry Bradley Foundation, Inc.
                                  (non-profit organization) (2002-2006); former
                                  Chairman of: Transland Financial Services,
                                  Inc. (private mortgage banking company)
                                  (1997-2003), Great Frontier Insurance
                                  (1995-2000), Frontier Real Estate, Inc.
                                  (residential real estate brokerage) (1994-
                                  2000) and Frontier Title (title insurance
                                  agency) (1995-2000); former Director of the
                                  following: UNUMProvident (insurance company)
                                  (1991-2004), Storage Technology Corporation
                                  (computer equipment company) (1991-2003) and
                                  International Family Entertainment (television
                                  channel) (1992-1997); U.S. Senator (January
                                  1979-January 1991). Oversees 39 portfolios in
                                  the OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of the
Trustee (since 1998)              Manager (December 1991-April 1999); President,
Age: 71                           Treasurer and Director of Centennial Capital
                                  Corporation (June 1989-April 1999); Chief
                                  Executive Officer and Director of MultiSource
                                  Services, Inc. (March 1996-April 1999); Mr.
                                  Bowen held several positions with
                                  OppenheimerFunds, Inc. and with subsidiary or
                                  affiliated companies of OppenheimerFunds, Inc.
                                  (September 1987-April 1999). Oversees 39
                                  portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon
Trustee (since 2000)              (George Washington historical site) (June 2000
Age: 69                           - June 2006); Partner of
                                  PricewaterhouseCoopers LLP (accounting firm)
                                  (July 1974-June 1999); Chairman of Price
                                  Waterhouse LLP Global Investment Management
                                  Industry Services Group (financial services
                                  firm) (July 1994-June 1998). Oversees 39
                                  portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company)
Trustee (since 1990)              (since June 2002); Director of Northwestern
Age: 66                           Energy Corp. (public utility corporation)
                                  (since November 2004); Director of P.R.
                                  Pharmaceuticals (October 1999-October 2003);
                                  Director of Rocky Mountain Elk Foundation
                                  (non-profit organization) (February 1998-
                                  February 2003 and February 2005-February
                                  2007); Chairman and Director (until October
                                  1996) and President and Chief Executive
                                  Officer (until October 1995) of
                                  OppenheimerFunds, Inc.; President, Chief
                                  Executive Officer and Director of the
                                  following: Oppenheimer Acquisition Corp.
                                  ("OAC") (parent holding company of
                                  OppenheimerFunds, Inc.), Shareholders
                                  Services, Inc. and Shareholder Financial
                                  Services, Inc. (until October 1995). Oversees
                                  39 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado UpLIFT (charitable
Trustee (since 1996)              organization) (since September 1984). Mr.
Age: 67                           Freedman held several positions with
                                  OppenheimerFunds, Inc. and with subsidiary
                                  or affiliated companies of OppenheimerFunds,
                                  Inc. (until October 1994). Oversees 39
                                  portfolios in the OppenheimerFunds complex.


                         9 | CENTENNIAL TAX EXEMPT TRUST

TRUSTEES AND OFFICERS Unaudited / Continued

RICHARD F. GRABISH,               Formerly Senior Vice President and Assistant
Trustee (since 2001)              Director of Sales and Marketing (March
Age: 59                           1997-December 2007), Director (March
                                  1987-December 2007) and Manager of Private
                                  Client Services (June 1985-June 2005) of A.G.
                                  Edwards & Sons, Inc. (broker/dealer and
                                  investment firm); Chairman and Chief Executive
                                  Officer of A.G. Edwards Trust Company, FSB
                                  (March 2001-December 2007); President and Vice
                                  Chairman of A.G. Edwards Trust Company, FSB
                                  (investment adviser) (April 1987-March 2001);
                                  President of A.G. Edwards Trust Company, FSB
                                  (investment adviser) (June 2005-December
                                  2007). Oversees 17 portfolios in the
                                  OppenheimerFunds complex.

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for
Trustee (since 2002)              International Studies (educational
Age: 61                           organization) (since February 2000); Board
                                  Member of Middlebury College (educational
                                  organization) (since December 2005); Director
                                  of The California Endowment (philanthropic
                                  organization) (since April 2002); Director
                                  (February 2002-2005) and Chairman of Trustees
                                  (2006-2007) of the Community Hospital of
                                  Monterey Peninsula; Director (October
                                  1991-2005) and Vice Chairman (since 2006) of
                                  American Funds' Emerging Markets Growth Fund,
                                  Inc. (mutual fund); President of ARCO
                                  Investment Management Company (February
                                  1991-April 2000); Member of the investment
                                  committees of The Rockefeller Foundation
                                  (2001-2006) and The University of Michigan
                                  (since 2000); Advisor at Credit Suisse First
                                  Boston's Sprout venture capital unit (venture
                                  capital fund) (1994-January 2005); Trustee of
                                  MassMutual Institutional Funds (investment
                                  company) (1996-June 2004); Trustee of MML
                                  Series Investment Fund (investment company)
                                  (April 1989-June 2004); Member of the
                                  investment committee of Hartford Hospital
                                  (2000-2003); and Advisor to Unilever (Holland)
                                  pension fund (2000-2003). Oversees 39
                                  portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Board of Directors of Opera Colorado
Trustee (since 2002)              Foundation (non-profit organization) (since
Age: 63                           March 2008); Director of Jones Knowledge, Inc.
                                  (since 2006); Director of Jones International
                                  University (educational organization) (since
                                  August 2005); Chairman, Chief Executive
                                  Officer and Director of Steele Street Bank &
                                  Trust (commercial banking) (since August
                                  2003); Director of Colorado UpLIFT (chari-
                                  table organization) (since 1986); Trustee of
                                  the Gallagher Family Foundation (non-profit
                                  organization) (since 2000); Former Chairman of
                                  U.S. Bank-Colorado (subsidiary of U.S. Bancorp
                                  and formerly Colorado National Bank) (July
                                  1996-April 1999); Director of Commercial
                                  Assets, Inc. (real estate investment trust)
                                  (1993-2000); Director of Jones Knowledge, Inc.
                                  (2001-July 2004); and Director of U.S.
                                  Exploration, Inc. (oil and gas exploration)
                                  (1997-February 2004). Oversees 39 portfolios
                                  in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly
Trustee (since 2000)              MassMutual Institutional Funds) (investment
Age: 66                           company) (since 1996) and MML Series
                                  Investment Fund (investment company) (since
                                  1996); Trustee of Worcester Polytech Institute
                                  (since 1985); Chairman (since 1994) of the
                                  Investment Committee of the Worcester Polytech
                                  Institute (private university); President and
                                  Treasurer of the SIS Funds (private charitable
                                  fund) (since January 1999); Chairman of SIS &
                                  Family Bank, F.S.B. (formerly SIS Bank)
                                  (commercial bank) (January 1999-July 1999);
                                  and Executive Vice President of Peoples
                                  Heritage Financial Group, Inc. (commercial
                                  bank) (January 1999-July 1999). Oversees 41
                                  portfolios in the OppenheimerFunds complex.


                        10 | CENTENNIAL TAX EXEMPT TRUST

INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD
AND OFFICER                       FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                                  FLOOR, NEW YORK, NEW YORK 10281-1008. MR.
                                  MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                  TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                  DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                                  INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN
                                  INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                  OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director
Trustee, President and            of OppenheimerFunds, Inc. (since June 2001);
Principal Executive Officer       President of OppenheimerFunds, Inc. (September
(since 2001)                      2000-February 2007); President and director
Age: 59                           or trustee of other Oppenheimer funds;
                                  President and Director of Oppenheimer
                                  Acquisition Corp. ("OAC") (the Manager's
                                  parent holding company) and of Oppenheimer
                                  Partnership Holdings, Inc. (holding company
                                  subsidiary of OppenheimerFunds, Inc.) (since
                                  July 2001); Director of OppenheimerFunds
                                  Distributor, Inc. (subsidiary of
                                  OppenheimerFunds, Inc.) November 2001-December
                                  2006); Chairman and Director of Shareholder
                                  Services, Inc. and of Shareholder Financial
                                  Services, Inc. (transfer agent subsidiaries of
                                  OppenheimerFunds, Inc.) (since July 2001);
                                  President and Director of OppenheimerFunds
                                  Legacy Program (charitable trust program
                                  established by OppenheimerFunds, Inc.) (since
                                  July 2001); Director of the following
                                  investment advisory subsidiaries of
                                  OppenheimerFunds, Inc.: the Manager, OFI
                                  Institutional Asset Management, Inc., Trinity
                                  Investment Management Corporation and Tremont
                                  Capital Management, Inc. (since November
                                  2001), HarbourView Asset Management
                                  Corporation and OFI Private Investments, Inc.
                                  (since July 2001); President (since November
                                  2001) and Director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.;
                                  Executive Vice President of Massachusetts
                                  Mutual Life Insurance Company (OAC's parent
                                  company) (since February 1997); Director of
                                  DLB Acquisition Corporation (holding company
                                  parent of Babson Capital Management LLC)
                                  (since June 1995); Chairman (since October
                                  2007) and Member of the Investment Company
                                  Institute's Board of Governors (since October
                                  2003). Oversees 103 portfolios in the
                                  OppenheimerFunds complex.

OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART
THE TRUST                         BELOW ARE AS FOLLOWS: FOR MR. ZACK AND MS.
                                  BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225
                                  LIBERTY STREET, NEW YORK, NEW YORK 10281-1008,
                                  FOR MESSRS. VANDEHEY, WIXTED, PETERSEN,
                                  SZILAGYI AND MSS. WOLF AND IVES, 6803 S.
                                  TUCSON WAY, CENTENNIAL, COLORADO 80112-3924.
                                  EACH OFFICER SERVES FOR AN INDEFINITE TERM OR
                                  UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                                  DEATH OR REMOVAL.

CAROL WOLF,                       Senior Vice President of OppenheimerFunds,
Vice President and Portfolio      Inc. (since June 2000) and of HarbourView
Manager (since 2008)              Asset Management Corporation (since June
Age: 56                           2003). A portfolio manager and officer of 9
                                  portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance
Vice President and Chief          Officer of OppenheimerFunds, Inc. (since March
Compliance Officer                2004); Chief Compliance Officer of
(since 2004)                      OppenheimerFunds Distributor, Inc., and
Age: 57                           Shareholder Services, Inc. (since March 2004);
                                  Vice President of the Manager,
                                  OppenheimerFunds Distributor, Inc., and
                                  Shareholder Services, Inc. (since June 1983);
                                  Former Vice President and Director of Internal
                                  Audit of OppenheimerFunds, Inc. (1997-February
                                  2004). An officer of 103 portfolios in the
                                  Oppenheimer funds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of
Treasurer and Principal           OppenheimerFunds, Inc. (since March 1999);
Financial & Accounting            Treasurer of the following: Shareholder
Officer (since 1999)              Services, Inc., HarbourView Asset Management
Age: 48                           Corporation, Shareholder Financial Services,
                                  Inc., Oppenheimer Real Asset Management, Inc.
                                  and Oppenheimer Partnership Holdings, Inc.
                                  (since March 1999), OFI Private Investments,
                                  Inc. (since March 2000), OppenheimerFunds
                                  International Ltd. and OppenheimerFunds plc
                                  (since May 2000), OFI Institutional


                       11 | CENTENNIAL TAX EXEMPT TRUST

TRUSTEES AND OFFICERS Unaudited / Continued

BRIAN W. WIXTED,                  Asset Management, Inc. (since November 2000),
Continued                         and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the
                                  Manager) (since June 2003); Treasurer and
                                  Chief Financial Officer of OFI Trust Company
                                  (trust company subsidiary of
                                  OppenheimerFunds, Inc.) (since May 2000);
                                  Assistant Treasurer of OAC (since March 1999);
                                  and Assistant Treasurer of the Manager and
                                  Distributor (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April
                                  2000-June 2003). An officer of 103 portfolios
                                  in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of OppenheimerFunds, Inc.
Assistant Treasurer               (since February 2007); Assistant Vice
(since 2004)                      President (August 2002-February 2007);
Age: 37                           Manager/Financial Product Accounting of
                                  OppenheimerFunds, Inc. (November 1998-July
                                  2002). An officer of 103 portfolios in the
                                  OppenheimerFunds complex.

BRIAN C. SZILAGYI,                Assistant Vice President of OppenheimerFunds,
Assistant Treasurer               Inc. (since July 2004); Director of Financial
(since 2005)                      Reporting and Compliance of First Data
Age: 38                           Corporation (April 2003-July 2004); Manager of
                                  Compliance of Berger Financial Group LLC (May
                                  2001-March 2003). An officer of 103 portfolios
                                  in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004)
Vice President and Secretary      and General Counsel (since March 2002) of
(since 2001)                      OppenheimerFunds, Inc.; General Counsel of the
Age: 60                           Manager and Distributor (since December 2001);
                                  General Counsel and Director of
                                  OppenheimerFunds Distributor, Inc. (since
                                  December 2001); Senior Vice President, General
                                  Counsel and Director of the Transfer Agent,
                                  Shareholder Financial Services, Inc., OFI
                                  Private Investments, Inc. and OFI Trust
                                  Company (since November 2001); Senior Vice
                                  President and General Counsel of HarbourView
                                  Asset Management Corporation (since December
                                  2001); Secretary and General Counsel of OAC
                                  (since November 2001); Assistant Secretary
                                  (since September 1997) and Director (since
                                  November 2001) of OppenheimerFunds
                                  International Ltd. and OppenheimerFunds plc;
                                  Vice President and Director of Oppenheimer
                                  Partnership Holdings, Inc. (since December
                                  2002); Director of Oppenheimer Real Asset
                                  Management, Inc. (since November 2001); Vice
                                  President of OppenheimerFunds Legacy Program
                                  (since June 2003); Senior Vice President and
                                  General Counsel of OFI Institutional Asset
                                  Management, Inc. (since November 2001);
                                  Director of OppenheimerFunds (Asia) Limited
                                  (since December 2003); Senior Vice President
                                  (May 1985-December 2003). An officer of 103
                                  portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President (since May 2004) and Deputy
Assistant Secretary               General Counsel (since May 2008) of
(since 2004)                      OppenheimerFunds, Inc.; Associate Counsel (May
Age: 40                           2004-May 2008) of OppenheimerFunds Inc.; First
                                  Vice President (April 2001-April 2004),
                                  Associate General Counsel (December 2000-April
                                  2004) of UBS Financial Services, Inc. An
                                  officer of 103 portfolios in the
                                  OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998), Deputy
Assistant Secretary               General Counsel (since May 2008) and Assistant
(since 2001)                      Secretary (since October 2003); Senior Counsel
Age: 42                           (October 2003-May 2008) of OppenheimerFunds,
                                  Inc.; Vice President (since 1999) and
                                  Assistant Secretary (since October 2003) of
                                  the Distributor; Assistant Secretary of the
                                  Manager (since October 2003); Vice President
                                  and Assistant Secretary of Shareholder
                                  Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program
                                  and Shareholder Financial Services, Inc.
                                  (since December 2001); Senior General Counsel
                                  of OppenheimerFunds, Inc. (October 2003-May
                                  2008). An officer of 103 portfolios in the
                                  OppenheimerFunds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                        12 | CENTENNIAL TAX EXEMPT TRUST



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board's Audit Committee, and Edward L. Cameron, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $23,675 in fiscal 2008 and $20,700 in fiscal 2007.

(b) Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c) Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d) All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2008 and $12,000 in fiscal 2007 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include professional services for the 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

     The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

     Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

     (2) 100%

(f)  Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2008 and $12,000 in fiscal 2007 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

     Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Exhibit attached hereto.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008